UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23846

Redwood Private Real Estate Debt Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of Principal Executive Offices)

Timothy M. Bonin

235 West Galena Street

Milwaukee, WI 53212

(Name and Address of Agent for Service)

Copies to:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

Registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Annual Report

December 31, 2025

CREMX | Redwood Private Real Estate Debt Fund

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Private Real Estate Debt Fund (the "Fund"). Such offering is made only by prospectus, which includes details as to the Fund's offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Any property shown is for illustrative purposes only and does not imply an actual property held in the Fund.

redwoodim.com/private-debt | 888.570.0805

REDWOOD PRIVATE REAL ESTATE DEBT FUND Shareholder Letter December 31, 2025 (Unaudited)

Dear Shareholders,

We are pleased to provide you with the 2025 annual report for the Redwood Private Real Estate Debt Fund (CREMX or the Fund). CREMX is a continuously offered, closed-end, interval fund registered under the Investment Company Act of 1940, as amended. The Fund primarily invests in short duration, low loan to value (LTV) private bridge loans backed by commercial real estate assets in the top 30 metropolitan statistical areas (MSAs) in the United States.

The Fund’s innovative structure allows it to directly invest in private real estate debt rather than in private funds of other managers, thereby avoiding multiple layers of fees. Through valued relationships of the officers of the Fund, the Fund seeks to provide investors with exposure to proprietary transactions, alongside other large, sophisticated institutional investors, that otherwise may not be available to retail investors that do not meet higher investment minimums or other investor requirements such as accreditation or qualified purchaser status.

The Fund returned 7.72% (Class I) for fiscal year 2025 (Source: UMB Fund Services). Fund performance during such period has outperformed compared to its benchmark at 4.29% for the Bloomberg U.S. Treasury Bills: 1-3 Months Index** (Source: Bloomberg); and compares favorably to other public fixed income indices such as the Bloomberg U.S. Aggregate Index*** which returned 7.30% (Source: Bloomberg).

In 2025, regional banks have continued to face headwinds that limit their ability to expand lending which creates an incremental opportunity for private lenders and for the types of loans CREMX makes and participates in. Given that banks were once a significant source of commercial real estate financing, this shift has allowed private lenders like CREMX to deploy more capital in new investments. Thank you for your investment in CREMX. If you have any questions, please contact the Redwood Team at 1.888.570.0805. We look forward to continuing our relationship for years to come.

Sincerely,

Michael T. Messinger

President

Richard M. Duff

Treasurer

____________

**      Bloomberg U.S. Treasury Bills: 1-3 Months index which includes U.S. Treasury securities with maturities of one to three months. The index is produced by Bloomberg. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***    The Bloomberg US Aggregate Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency).

Past Performance is not indicative of future results.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Fund Performance December 31, 2025 (Unaudited)

Performance of a $10,000 Investment

____________

*       The Bloomberg U.S. Treasury Bills 1-3 Months Index (the “Index”) is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month, and are rated investment-grade. In addition, the securities must be denominated in U.S. dollars and must have a fixed rate. The Index is market capitalization weighted, with securities held in the Federal Reserve System Open Market Account deducted from the total amount outstanding. Index return does not reflect the effects of fees, transaction costs or expenses, which would lower performance. It is not possible to invest directly in an index.

This graph compares a hypothetical $10,000 investment in the Fund’s shares, made at its inception, June 26, 2023, with the same hypothetical investment in the Index. Results include the reinvestment of all dividends and capital gains.

Total Returns as of December 31, 2025	One Year	Annualized Since Inception
Redwood Private Real Estate Debt Fund (Inception Date 6/26/2023)	7.72%	7.30%
Bloomberg U.S. Treasury Bills 1-3 Months Index	4.29%	4.95%

____________

*       Index return is from inception date of the Fund only and is not the inception date of the Index itself.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent quarter end performance may be obtained by calling 888-988-9882.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

For the Fund’s current expense ratio, please refer to the Consolidated Financial Highlights Section of this report.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments December 31, 2025
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Commercial Real Estate — 171.9%[1,2]
	Participation Notes — 55.0%
	Condominium Development — 7.9%
13,850,125	3391 – ZDJ W 37[3]	SOFR1M + 5.50%; floor 9.25%	9.25	03/04/27	$13,850,125
2,010,830	3398 – 305 Briny[3]	SOFR1M + 5.25%; floor 10.00%	10.00	09/27/26	2,010,830
5,112,795	3399 – BH3 Malibu[3]	SOFR1M + 5.00%; floor 9.00%	9.00	10/30/26	5,112,795
8,502,949	3454 – 2nd & Steele[3]	SOFR1M + 5.00%; floor 8.50%	8.72	07/14/28	8,502,949
3,330,984	TL Mosaika[3]	SOFR1M + 9.69%	13.49	04/30/26	3,330,984
					32,807,683
	Hospitality — 4.4%
12,500,000	3333 – McRopp New York Royal44[3]	SOFR1M + 5.25%; floor 10.50%	10.50	08/30/26	12,500,000
5,804,630	3356 – GK West 47th3	SOFR1M + 5.67%; floor 11.00%	11.00	03/07/26	5,804,630
					18,304,630
	Industrial — 5.2%
1,300,000	3335 – Cromwell Inwood[3]	SOFR1M + 5.50%; floor 10.83%	10.83	05/27/26	1,300,000
6,000,000	3394 – Sunnyvale Park Place[3]	SOFR1M + 5.00%; floor 9.00%	9.00	09/17/27	6,000,000
14,400,000	The Mall at Johnson City[3]	SOFR1M + 7.32%	11.13	11/24/28	14,400,000
					21,700,000
	Mixed Use Development — 17.0%
2,978,985	3340 – San Antonio Palo Alto[3]	SOFR1M + 6.20%; floor 11.50%	11.50	06/15/26	2,978,985
6,590,000	3349 – Hillcrest Cedar Property Owner[3]	SOFR1M + 5.75%; floor 10.75%	10.75	01/09/26	6,590,000
3,806,482	3358 – 01 – 123 Speer Owner[3]	SOFR1M + 5.25%; floor 10.25%	10.25	03/19/26	3,806,482
49,100,067	3368 – 04 – Carlisle New York Apartments[3]	SOFR1M + 6.20%; floor 10.25%	10.25	05/08/26	49,100,067
2,500,000	3372 – 3151 NF Owner[3]	SOFR1M + 5.25%; floor 10.57%	10.57	06/05/26	2,500,000
5,777,760	TL Pepperell Mill[3]	SOFR1M + 15.83%	19.11	12/23/26	5,777,760
					70,753,294
	Multifamily — 9.4%
3,470,000	3303 – 150 Lefferts[3]	SOFR1M + 5.20%; floor 10.00%	10.00	01/31/26	3,470,000
12,400,000	3344 – 1600 North 11[3]	SOFR1M + 5.50%; floor 10.75%	10.75	04/26/26	12,400,000
4,791,852	3359 – 01 – Nalskihouse MT	N/A	12.95	10/01/26	4,791,852
3,500,000	3360 – 01 – JC Roxy[3]	SOFR1M + 5.25%; floor 10.58%	10.58	03/22/26	3,500,000

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) December 31, 2025
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
11,500,000	3371 – 01 – Greyhawk SSOF Ruckus Lender[3]	SOFR1M + 5.00%; floor 9.50%	9.50	05/10/26	$11,500,000
3,500,000	3461 – Skyline Apartments[3]	SOFR1M + 5.14%; floor 9.44%	9.47	03/05/27	3,500,000
					39,161,852
	Office — 1.0%
4,000,000	3341 – Ferncroft[3]	SOFR1M + 5.25%; floor 10.50%	10.50	12/18/26	4,000,000
	Predevelopment — 5.7%
2,900,000	3397 – 33 Alhambra Circle[3]	SOFR1M + 5.20%; floor 10.54%	10.54	03/20/26	2,900,000
3,986,865	3403 – Rosslyn Senior Participation[3]	SOFR1M + 5.00%; floor 10.00%	10.00	01/01/27	3,986,865
4,631,540	3413 – MTP – Paseo Phase III Land[3]	SOFR1M + 5.90%; floor 10.00%	10.00	03/21/27	4,631,540
4,400,000	3422 – Wynwood[3]	SOFR1M + 6.00%; floor 10.00%	10.00	03/21/27	4,400,000
3,426,184	3434 – 1 Water Street[3]	SOFR1M + 5.76%; floor 10.06%	10.06	04/29/27	3,426,184
1,500,000	3467 – 908 Gainesville Property Investors[3]	SOFR1M + 5.25%; floor 9.55%	9.55	10/20/27	1,500,000
2,088,047	3474 – 3532 CPB[3]	SOFR1M + 5.00%; floor 9.00%	9.00	10/28/27	2,088,047
1,000,000	3483 – Aventura Harbor Property[3]	SOFR1M + 5.00%; floor 9.00%	9.00	12/16/26	1,000,000
					23,932,636
	Single Family — 4.2%
230,769	3326 – Elgny[3]	SOFR1M + 5.00%; floor 10.25%	10.25	04/07/26	230,769
6,095,000	3412 – Imagine WV3	SOFR1M + 6.25%; floor 10.62%	10.62	07/24/26	6,095,000
1,351,272	3412 – 02 – Imagine WV3	SOFR1M + 6.25%; floor 10.62%	10.62	07/24/26	1,351,272
3,000,000	3424 – Colony 29 Palm Springs[3]	SOFR1M + 5.70%; floor 10.00%	10.00	04/07/27	3,000,000
3,182,532	3455J – 140 Hayground Cove Road Partners[3]	SOFR1M + 12.67%; floor 17.00%	17.00	07/30/26	3,182,532
2,239,349	3455S – 140 Hayground Cove Senior Partners[3]	SOFR1M + 5.64%; floor 9.97%	9.97	07/30/26	2,239,349
800,000	3463 – 18 2nd Ave[3]	SOFR1M + 6.00%; floor 10.25%	10.25	03/26/27	800,000
852,047	3479 – Fisher Land[3]	SOFR1M + 5.00%; floor 8.50%	8.72	11/25/27	852,047
					17,750,969
	Single Family/Multifamily — 0.2%
884,520	3314 – VM Equities[3]	SOFR1M + 5.25%; floor 9.75%	9.75	01/28/26	884,520
	Total Participation Notes (Cost $229,295,584)				229,295,584

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) December 31, 2025
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Real Estate Mortgages — 116.9%
	2 – 4 Units — 17.3%
4,741,821	104356 – RRCap-FA Shingletree[4]	N/A	9.63	02/01/26	$4,741,821
4,741,821	104357 – RRCap-FA Shingletree[4]	N/A	9.63	02/01/26	4,741,821
4,741,821	104358 – RRCap-FA Shingletree[4]	N/A	9.63	02/01/26	4,741,821
4,197,917	104359 – RRCap-FA Shingletree[4]	N/A	9.63	02/01/26	4,197,917
4,570,253	104360 – RRCap-FA Shingletree[4]	N/A	9.63	02/01/26	4,570,253
4,741,821	104361 – RRCap-FA Shingletree[4]	N/A	9.63	02/01/26	4,741,821
3,825,580	104362 – RRCap-FA Shingletree[4]	N/A	9.63	02/01/26	3,825,580
4,369,483	104363 – RRCap-FA Shingletree[4]	N/A	9.63	02/01/26	4,369,483
4,369,483	104364 – RRCap-FA Shingletree[4]	N/A	9.63	02/01/26	4,369,483
780,000	106533 – Eagle OZB I4	N/A	9.13	03/01/26	780,000
780,000	106536 – Eagle OZB I4	N/A	9.13	03/01/26	780,000
780,000	106538 – Eagle OZB I5	N/A	9.13	03/01/26	780,000
286,148	106767 – Torre Projects[4]	N/A	9.00	08/01/26	286,148
1,397,600	111089 – 317 – 319 Laurel Avenue[4]	N/A	9.43	02/12/26	1,397,600
3,543,000	112319 – 1120 Coronado CS4	N/A	8.87	12/01/25	3,543,000
2,196,185	112351 – BV Homes[4]	N/A	9.17	01/01/26	2,196,185
1,488,944	113734 – MF Real Estate Investment[5]	N/A	9.10	07/01/26	1,488,944
1,722,884	113824 – Caterra Property 3[4]	N/A	9.04	07/01/26	1,722,884
1,980,975	114221 – CF 4942 Topanga[4]	N/A	8.92	09/01/26	1,980,975
1,003,791	117318 – 662 Granada St4	N/A	8.50	08/01/26	1,003,791
226,587	118866 – BV Homes[4]	N/A	8.50	03/01/26	226,587
463,000	120294 – IVCM Holdings[4]	N/A	8.13	04/01/26	463,000
1,267,467	123488 – IDS Construction Company[4]	N/A	9.24	06/01/26	1,267,467
3,300,000	124922 – GS West Coast Investments[4]	N/A	8.86	04/01/26	3,300,000
30,000	125008 – Maxo Developments[4]	N/A	8.77	07/01/26	30,000
405,000	125112 – Toussaint Ateliers Residences[4]	N/A	9.21	07/01/27	405,000
254,970	125124 – 526 NW 15th Terr[5]	N/A	8.74	01/01/27	254,970
316,338	125125 – 634 NW 12th Ave[5]	N/A	8.74	01/01/27	316,338
60,000	126032 – Charleston Affordable Development Group[4]	N/A	8.92	01/01/27	60,000
446,250	126258 – 1124 NW 2nd St5	N/A	8.74	10/01/26	446,250
3,100,000	131914 – Hallmark Building Corporation[4]	N/A	8.00	10/01/26	3,100,000
1,063,899	133284 – Beachside Dev Holdings[4]	N/A	8.35	05/01/27	1,063,899
1,177,712	135023 – R&R Casitas[4]	N/A	8.26	12/01/26	1,177,712
946,000	135513 – Beachside Dev Holdings[4]	N/A	8.14	03/01/27	946,000
1,390,000	135587 – Fenix-Orion[4]	N/A	8.00	12/01/26	1,390,000
1,425,000	99183 – 331 N. Olive St. Holding[5]	N/A	10.00	11/01/25	1,425,000
					72,131,750
	Condominium Development — 11.5%
3,465,000	100597 – 2303 Delancey[5]	N/A	10.63	07/01/26	3,465,000
1,857,724	102044 – Lian 166 Washington[5]	N/A	9.25	04/01/26	1,857,724
785,000	104677 – Daest[5]	N/A	9.50	07/01/26	785,000
1,286,190	107595 – Dolphin Shores Investments[4]	N/A	9.00	02/01/26	1,286,190
46,805	107891 – 10225 Investments[4]	N/A	9.12	06/01/26	46,805
1,385,000	108203 – Kirkland 7[4]	N/A	8.92	06/01/26	1,385,000

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) December 31, 2025
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
3,000,000	110003 – 791 Crandon Holding 707[5]	N/A	8.90	10/01/26	$3,000,000
1,538,130	110011 – Dolphin Shores Investments[4]	N/A	9.00	02/01/26	1,538,130
420,000	112961 – Veluva[4]	N/A	9.06	12/01/26	420,000
1,111,000	115378 – Buza Family Trust[4]	N/A	8.73	07/01/26	1,111,000
2,219,970	116028 – 12 Geneva St4	N/A	9.17	07/01/26	2,219,970
3,194,728	117241 – 1813 – 60 Binyan[4]	N/A	8.92	03/03/26	3,194,728
1,995,224	118912 – North Fitzhugh LP4	N/A	8.92	10/01/26	1,995,224
1,299,420	119128 – Burien 10[4]	N/A	9.05	09/01/26	1,299,420
858,714	119132 – Burien 10[4]	N/A	9.05	09/01/26	858,714
849,509	119137 – Burien 10[4]	N/A	9.05	09/01/26	849,509
1,462,460	120373 – 46 Fayette[4]	N/A	8.73	04/01/27	1,462,460
2,307,965	120964 – 4 – 8 E. Springfield[5]	N/A	8.50	07/01/26	2,307,965
684,000	121664 – Platinum Enterprise[5]	N/A	8.84	08/01/26	684,000
1,501,500	123264 – Trailside Oaks Austin[4]	N/A	8.77	07/01/27	1,501,500
1,241,023	123554 – Malo Development Company-Lakota[4]	N/A	8.96	01/01/27	1,241,023
1,726,628	124118 – Mia Residences[5]	N/A	8.86	12/01/26	1,726,628
1,629,839	124121 – Mia Residences[5]	N/A	8.86	12/01/26	1,629,839
586,497	125229 – La Sabana[4]	N/A	8.93	07/01/27	586,497
260,250	125300 – Andyvale[4]	N/A	8.74	01/01/27	260,250
1,123,608	125337 – Schurman Cottages[5]	N/A	9.05	01/01/27	1,123,608
1,781,250	125692 – Damai Resort Investments[4]	N/A	8.00	07/01/26	1,781,250
1,762,500	125693 – Damai Resort Investments[4]	N/A	8.00	07/01/26	1,762,500
1,811,250	125694 – Damai Resort Investments[4]	N/A	8.00	07/01/26	1,811,250
1,638,859	126273 – 859 Beacon[4]	N/A	8.50	01/01/27	1,638,859
308,000	132384 – Humble Pride Lovedale LP4	N/A	8.39	06/01/27	308,000
3,057,872	98803 – Moon Equities[5]	N/A	10.00	05/01/26	3,057,872
					48,195,915
	Multifamily — 15.2%
3,920,000	100388 – Nash Bami[4]	N/A	9.75	12/01/25	3,920,000
4,698,133	101296 – 5700 Clemson[4]	N/A	10.13	04/01/26	4,698,133
3,048,193	102111 – Westlake Mountainview[4]	N/A	10.13	01/01/26	3,048,193
1,387,000	107081 – Abode Multifamily Opportunity Fund I5	N/A	9.88	12/01/25	1,387,000
3,609,000	108769 – TRG Inglewood[5]	N/A	9.00	04/01/26	3,609,000
1,548,124	117205 – Axon Real Estate Investments[4]	N/A	8.98	07/01/26	1,548,124
2,090,000	118242 – Ramsgate Property[4]	N/A	9.16	04/01/26	2,090,000
484,252	120680 – 907 Morton St.[4]	N/A	9.91	04/01/26	484,252
2,865,000	121026 – Sweet Home Advisors[4]	N/A	8.90	05/01/26	2,865,000
368,373	121154 – W. Baker St. Apts[4]	N/A	8.84	10/01/26	368,373
1,650,000	121620 – 2305 Tamarind Drive[4]	N/A	9.22	11/01/26	1,650,000
6,700,000	123392 – 429 13th St. NE4	N/A	9.70	05/01/26	6,700,000
3,245,000	123469 – 5601 Fishburn[4]	N/A	9.30	06/01/26	3,245,000
1,724,623	123913 – 30 NW 59 Street Investment[4]	N/A	9.49	01/01/27	1,724,623
4,305,419	125100 – 8717 S. Central[5]	N/A	9.15	10/01/26	4,305,419
2,788,629	125679 – Dara 1 Holdings[4]	N/A	9.15	10/01/26	2,788,629
3,090,838	125848 – Highland Park 21[4]	N/A	9.39	01/01/27	3,090,838
1,728,900	130333 – Sunpacific Partners[4]	N/A	8.60	11/01/26	1,728,900

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) December 31, 2025
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
662,400	132561 – 950 NW Apartments[4]	N/A	8.76	03/01/27	$662,400
350,000	132620 – Evol Holdings[4]	N/A	8.76	12/01/26	350,000
3,160,000	133332 – Probiz Estate Investment HOL2[4]	N/A	8.60	05/01/27	3,160,000
1,600,754	133874 – Magnolia PDI[4]	N/A	8.64	03/01/27	1,600,754
1,684,051	83824 – 2511 NW 25 Ave.[4]	N/A	10.82	05/01/26	1,684,051
2,209,545	96483 – Affordable Housing Group LTD[4]	N/A	10.00	06/01/26	2,209,545
1,665,039	98767 – 426 E. 17th St.[5]	N/A	10.13	11/01/25	1,665,039
1,437,192	98769 – 1292 Beauregard[4]	N/A	10.00	11/01/25	1,437,192
1,400,383	98771 – 1292 Beauregard[4]	N/A	10.00	11/01/25	1,400,383
					63,420,848
	Single Family — 67.5%
2,245,565	100356 – NRM Group[4]	N/A	10.00	05/01/26	2,245,565
1,354,632	100357 – NRM Group[4]	N/A	10.00	05/01/26	1,354,632
462,303	100358 – NRM Group[4]	N/A	10.00	05/01/26	462,303
1,240,584	100359 – NRM Group4	N/A	10.00	05/01/26	1,240,584
595,000	100937 – indiePlanet Global Series 4[5]	N/A	9.50	09/01/25	595,000
2,973,209	101221 – USA Luxury Developer II5	N/A	10.00	12/01/25	2,973,209
588,050	101246 – White Sand Real Estate Solutions[5]	N/A	10.25	02/01/26	588,050
2,138,942	101808 – Educate Capital[5]	N/A	10.00	03/01/26	2,138,942
666,291	101873 – Valentin Construction & Development[5]	N/A	9.94	07/01/26	666,291
1,375,970	102093 – Danva Prosper Fontanarosa Homes[4]	N/A	10.00	06/01/26	1,375,970
1,623,458	102094 – Danva Prosper Fontanarosa Homes[4]	N/A	10.00	06/01/26	1,623,458
1,624,428	102095 – Danva Prosper Fontanarosa Homes[4]	N/A	10.00	06/01/26	1,624,428
1,030,893	102096 – Danva Prosper Fontanarosa Homes[4]	N/A	10.00	06/01/26	1,030,893
1,613,336	102097 – Danva Prosper Fontanarosa Homes[4]	N/A	10.00	06/01/26	1,613,336
748,000	102137 – Gill Development[5]	N/A	9.75	04/01/26	748,000
51,375	102535 – TRMF & Associates[4]	N/A	10.13	12/01/25	51,375
250,000	102696 – 4798 NE 2nd Ave.[4]	N/A	9.56	07/01/26	250,000
250,000	102697 – 4798 NE 2nd Ave.[4]	N/A	10.00	07/01/26	250,000
250,000	102698 – 4798 NE 2nd Ave.[4]	N/A	10.00	07/01/26	250,000
206,318	103728 – Barcel[4]	N/A	9.88	01/01/26	206,318
1,491,421	103771 – Rhino Homes[5]	N/A	10.07	01/01/26	1,491,421
1,114,719	103772 – Rhino Homes[5]	N/A	10.07	01/01/26	1,114,719
495,498	103980 – KPI Equity Holdings I5	N/A	9.69	02/01/26	495,498
2,739,872	104480 – Elmer Avenue[5]	N/A	9.81	02/01/26	2,739,872
1,225,159	105003 – 43 Westwood[4]	N/A	9.81	08/01/26	1,225,159
1,532,946	105004 – 43 Westwood[4]	N/A	9.81	08/01/26	1,532,946
1,435,156	105005 – 43 Westwood[4]	N/A	9.81	08/01/26	1,435,156
1,443,783	105006 – 43 Westwood[4]	N/A	9.81	08/01/26	1,443,783
1,574,068	105178 – Efrain Hendy Zaga and Denisse Esquenazi Opatowski[5]	N/A	9.25	08/01/26	1,574,068
2,775,743	105243 – GT Three[4]	N/A	9.62	02/01/26	2,775,743
1,719,307	105261 – SeaScape Homes[5]	N/A	9.00	04/01/26	1,719,307
1,235,000	105366 – Rhino Homes[5]	N/A	9.50	02/01/26	1,235,000
259,000	105459 – Oleduga[5]	N/A	9.63	08/01/26	259,000
2,100,000	105880 – B Cove Investments[5]	N/A	9.13	03/01/26	2,100,000
See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) December 31, 2025
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
834,592	107094 – Grande Vita Homes[4]	N/A	9.43	02/01/26	$834,592
358,000	107180 – 902 8th St4	N/A	9.50	02/01/26	358,000
1,399,000	107836 – Mahi Mahi 935[5]	N/A	9.50	03/01/26	1,399,000
102,850	107997 – Mercado Rodriguez[4]	N/A	9.38	03/01/26	102,850
1,820,000	108077 – Fifth Avenue Wyn[4]	N/A	8.98	03/01/26	1,820,000
1,809,405	108167 – Lime Builders[5]	N/A	9.00	10/01/26	1,809,405
2,277,628	108184 – Osprey Ocean[4]	N/A	9.18	06/01/26	2,277,628
1,522,411	108252 – Hurricane Construction[5]	N/A	9.00	02/01/26	1,522,411
576,317	108299 – WTM Construction[5]	N/A	8.90	04/01/26	576,317
1,347,184	108301 – WTM Construction[5]	N/A	9.00	04/01/26	1,347,184
2,380,261	108767 – 2717 NE 29th Street[4]	N/A	8.90	04/01/26	2,380,261
2,593,750	108872 – Addison Hesby[4]	N/A	8.87	03/01/26	2,593,750
234,763	109030 – VLC Construction & Design[5]	N/A	9.19	04/01/26	234,763
406,161	109339 – Scott Springs Assets[5]	N/A	9.19	05/01/26	406,161
1,607,355	109398 – 1515 Blake[5]	N/A	9.00	05/01/26	1,607,355
1,603,795	109399 – 1515 Blake[5]	N/A	9.00	05/01/26	1,603,795
566,000	109448 – Kent 9[4]	N/A	8.98	09/01/26	566,000
566,000	109450 – Kent 9[4]	N/A	8.98	09/01/26	566,000
422,301	109696 – Loma Alta 10[4]	N/A	9.68	06/01/26	422,301
422,301	109697 – Loma Alta 10[4]	N/A	9.68	06/01/26	422,301
422,301	109703 – Loma Alta 10[4]	N/A	9.68	06/01/26	422,301
422,301	109704 – Loma Alta 10[4]	N/A	9.68	06/01/26	422,301
3,979,344	110150 – Black Marlin Group[4]	N/A	8.90	04/01/26	3,979,344
2,177,483	110234 – Mcdonie Properties[4]	N/A	8.92	04/01/26	2,177,483
2,619,627	110342 – Bravo Builders Enterprises[4]	N/A	9.29	08/01/26	2,619,627
1,578,715	110465 – TJR Development Inc.[4]	N/A	9.06	06/01/26	1,578,715
2,010,605	110811 – 8935 Froude Ave[4]	N/A	9.12	12/01/26	2,010,605
1,305,487	110815 – DaVinci Development[4]	N/A	9.56	05/01/26	1,305,487
2,000,000	110820 – JT Real Estate Capital Group[4]	N/A	8.98	05/01/26	2,000,000
1,538,284	111076 – Twenty[4]	N/A	9.06	05/01/26	1,538,284
1,980,703	111108 – Vesta Investments[5]	N/A	9.00	05/01/26	1,980,703
617,865	111792 – 88th Street Homes[4]	N/A	9.48	07/01/26	617,865
216,450	111801 – Ronpache Investments and Trade[4]	N/A	9.18	06/01/26	216,450
1,054,794	111834 – Red Cedar Development[4]	N/A	8.87	11/01/26	1,054,794
3,020,160	111866 – Colfax District[4]	N/A	8.87	06/01/26	3,020,160
216,128	111894 – Up Ruiz Investments[4]	N/A	9.29	07/01/26	216,128
1,534,527	111941 – 2k Development[4]	N/A	9.25	06/01/26	1,534,527
4,128,419	112068 – Dwell LA4	N/A	8.79	07/01/26	4,128,419
898,497	112135 – Twenty[4]	N/A	9.06	05/01/26	898,497
1,545,161	112430 – 31 Edward[4]	N/A	8.73	01/16/26	1,545,161
898,497	112549 – Twenty[4]	N/A	9.06	05/01/26	898,497
1,493,761	112558 – 44th Ave Developers[4]	N/A	8.87	05/01/26	1,493,761
1,707,070	112559 – 44th Ave Developers[4]	N/A	8.87	05/01/26	1,707,070
2,244,285	112598 – Villa Bello At Zona[4]	N/A	9.12	12/01/26	2,244,285
1,990,076	112599 – Villa Bello At Zona[4]	N/A	9.12	12/01/26	1,990,076
390,000	113395 – Del Invest BC2[4]	N/A	9.17	07/01/26	390,000

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) December 31, 2025
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
3,643,139	113656 – Har Carmel[4]	N/A	8.71	07/01/26	$3,643,139
3,225,327	113965 – JulianMore[4]	N/A	8.73	08/01/26	3,225,327
1,999,263	114043 – 5913 Lubao Ave[4]	N/A	8.73	07/01/26	1,999,263
1,525,969	114069 – 4940 Cherry[4]	N/A	9.04	06/01/26	1,525,969
2,339,950	114071 – 3144 Elizabeth[4]	N/A	8.85	07/01/26	2,339,950
840,953	114193 – 541 Normandy 2024[4]	N/A	8.79	06/01/26	840,953
1,311,964	114305 – 15440 Dickens[4]	N/A	8.50	07/01/26	1,311,964
905,082	114521 – 599 Bayshore 2024[4]	N/A	8.73	07/01/26	905,082
1,403,623	114694 – BH Magic Investments[4]	N/A	8.71	07/01/26	1,403,623
198,375	114901 – Torre Projects[4]	N/A	8.97	07/01/26	198,375
188,123	114902 – Torre Projects[4]	N/A	8.97	07/01/26	188,123
879,114	114909 – Loitzk Batim 930[4]	N/A	8.92	07/01/26	879,114
879,114	114913 – Loitzk Batim 930[4]	N/A	8.92	01/01/27	879,114
1,460,167	114914 – Loitzk Batim 930[4]	N/A	8.92	07/01/26	1,460,167
789,014	114920 – Loitzk Batim 930[4]	N/A	8.92	01/01/27	789,014
829,960	114921 – Mayar International[4]	N/A	8.71	06/01/26	829,960
2,712,030	115004 – 2k Development[4]	N/A	9.17	08/01/26	2,712,030
2,812,500	115011 – 4115 Shadyglade[5]	N/A	8.68	07/01/26	2,812,500
362,304	115081 – Macedo Property Development[4]	N/A	8.85	07/01/26	362,304
73,500	115108 – Pronghorn Development[4]	N/A	9.67	02/01/26	73,500
83,500	115109 – Pronghorn Development[4]	N/A	9.67	02/01/26	83,500
732,536	115205 – Westchester Avenue[4]	N/A	8.86	07/01/26	732,536
1,573,398	115231 – Shoreline 940[4]	N/A	9.04	01/01/27	1,573,398
924,000	115414 – Gallery Terra Lago[4]	N/A	8.25	04/01/26	924,000
462,000	115415 – Gallery Terra Lago[4]	N/A	8.25	04/01/26	462,000
1,239,909	115697 – Grey Collective[5]	N/A	8.98	07/01/26	1,239,909
382,790	115864 – TVR 2[4]	N/A	8.71	08/01/26	382,790
194,756	116301 – Halona Development Group[4]	N/A	9.17	08/01/26	194,756
909,030	117082 – Wilton JT4	N/A	9.17	06/01/26	909,030
789,518	117396 – Cygnus Construction[4]	N/A	9.04	09/01/26	789,518
2,475,000	117420 – BJB 1321 Management[4]	N/A	8.38	03/01/26	2,475,000
100,007	117421 – Royal Management Group[4]	N/A	8.79	03/01/26	100,007
131,250	117664 – Retail Bee[4]	N/A	8.92	03/01/26	131,250
2,144,720	117679 – Vault Money Investments[4]	N/A	8.86	03/01/26	2,144,720
1,548,585	117712 – RR 2710 Development Group[4]	N/A	9.17	09/01/26	1,548,585
123,458	117729 – Built Full Homes[4]	N/A	9.40	10/01/26	123,458
200,716	117767 – S&B Building Your Home[4]	N/A	9.67	09/01/26	200,716
198,606	117770 – G3 Gomes[4]	N/A	9.67	08/01/26	198,606
211,926	117775 – Solid Residences[4]	N/A	9.67	08/01/26	211,926
902,096	118026 – Holliday Homes[4]	N/A	8.97	04/01/26	902,096
1,215,000	118590 – Carolinas Builders[4]	N/A	8.68	04/01/26	1,215,000
1,215,000	118591 – Carolinas Builders[4]	N/A	8.68	04/01/26	1,215,000
1,855,750	118708 – O. Rhyan Capital Management[4]	N/A	8.84	04/01/26	1,855,750
4,506,376	118766 – Hazen Grp.[4]	N/A	8.25	07/01/26	4,506,376
1,180,431	118929 – 842 Meadow Creek[4]	N/A	8.92	07/01/26	1,180,431
2,038,403	119537 – AJ15305[4]	N/A	8.86	09/01/26	2,038,403

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) December 31, 2025
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
2,252,000	119564 – R.I USA Multiservices[4]	N/A	9.15	09/01/26	$2,252,000
1,741,131	119622 – Parkside Homes[4]	N/A	8.91	07/01/26	1,741,131
197,274	119640 – Valvera Investments[4]	N/A	9.30	10/01/26	197,274
333,000	119721 – Fortune Investment Group[4]	N/A	9.03	04/01/26	333,000
1,232,500	120177 – Grey Collective[4]	N/A	8.98	10/01/26	1,232,500
1,727,416	120181 – 75 NW 41 St. Holdings[4]	N/A	8.97	10/01/26	1,727,416
170,720	120265 – N&B Real Estate Investment Group[4]	N/A	8.73	07/01/26	170,720
1,666,000	120293 – 1812 Hunters Glen[4]	N/A	9.03	04/01/26	1,666,000
557,978	120604 – GP Ocala VI4	N/A	8.25	10/01/26	557,978
2,613,577	120798 – Basad[4]	N/A	8.72	10/01/26	2,613,577
1,279,204	120806 – 4848 Fulton[4]	N/A	8.97	11/01/26	1,279,204
2,604,825	121021 – Black Marlin Group[4]	N/A	8.00	10/01/26	2,604,825
689,479	121256 – Corenest Development[4]	N/A	9.14	03/01/26	689,479
103,484	121258 – AD Customs[4]	N/A	9.14	02/01/26	103,484
46,720	121261 – Watson Recovery Enterprises[4]	N/A	9.14	02/01/26	46,720
279,010	121262 – LLG Enterprises[4]	N/A	9.14	03/01/26	279,010
763,016	121264 – Ground-up Customz/Empower Estates Customs[4]	N/A	9.14	03/01/26	763,016
297,300	121265 – Pelican Equity Partnership Inc.[4]	N/A	9.14	02/01/26	297,300
391,392	121266 – Vertex Custom Homes[4]	N/A	9.14	02/01/26	391,392
133,155	121267 – Manzaba Property Investments[4]	N/A	9.14	03/01/26	133,155
849,753	121268 – Hibernia Investment[4]	N/A	9.14	05/01/26	849,753
49,991	121270 – MZRCO[4]	N/A	9.14	02/01/26	49,991
2,520,000	121644 – BJB 1321 Management[5]	N/A	8.50	05/01/26	2,520,000
1,422,000	121901 – Black Star Development[4]	N/A	8.50	05/01/26	1,422,000
1,204,900	121917 – Bidwell Commons Townhomes[4]	N/A	8.84	10/01/26	1,204,900
1,875,732	122126 – Oak View Development[4]	N/A	8.86	06/01/26	1,875,732
743,919	122295 – Wolf Contracting[4]	N/A	9.05	12/01/26	743,919
1,500,000	122563 – Black Star Development[4]	N/A	8.50	05/01/26	1,500,000
1,500,000	122571 – Black Star Development[4]	N/A	8.50	05/01/26	1,500,000
756,400	122718 – Dommus Construction Corp.[5]	N/A	8.98	12/01/26	756,400
275,000	122723 – 3302 Park[4]	N/A	14.70	04/03/26	275,000
275,000	122724 – 151 S St. NW4	N/A	14.70	04/03/26	275,000
217,338	122840 – HHH Rentals[4]	N/A	9.36	07/01/26	217,338
365,583	122841 – HHH Rentals[5]	N/A	9.36	07/01/26	365,583
1,750,000	123234 – 5225 Connecticut Owner & WE 5225 Connecticut Ave[4]	N/A	14.70	07/28/26	1,750,000
12,960	123238 – Prada Home Ventures[4]	N/A	9.05	12/01/26	12,960
280,000	123304 – Logos Homes[4]	N/A	9.21	02/01/27	280,000
286,461	123411 – RKAI Properties & Baruj Hashem[4]	N/A	8.25	01/01/27	286,461
1,450,001	123412 – Thirty Seven Sunrise[4]	N/A	9.24	12/01/26	1,450,001
186,417	123424 – S&P Construction & Development[4]	N/A	8.99	06/01/26	186,417
93,485	123565 – Duran USA Group[4]	N/A	9.30	12/01/26	93,485
214,108	123689 – VIP Homes[4]	N/A	9.11	08/01/26	214,108
89,287	123842 – VIP Homes[4]	N/A	9.17	08/01/26	89,287
709,831	123892 – 36 Cyril[4]	N/A	9.05	06/01/27	709,831

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) December 31, 2025
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
773,162	123893 – 36 Cyril[4]	N/A	9.05	06/01/27	$773,162
2,521,700	124038 – Virginia Ct Campbell[5]	N/A	8.96	10/01/26	2,521,700
1,500,000	124383 – 7700 Investment Group[4]	N/A	8.50	10/01/26	1,500,000
3,008,095	124588 – 4200 Chase[4]	N/A	8.84	07/01/27	3,008,095
327,212	124687 – Manico Investment[4]	N/A	8.65	01/01/27	327,212
464,546	124951 – Robert Eric Epps[4]	N/A	9.11	01/01/27	464,546
268,050	124986 – Maas Rehab & Mary Ellen And Mary Lee[5]	N/A	9.24	07/01/26	268,050
4,375,937	125221 – Taku Construction[4]	N/A	9.09	10/01/26	4,375,937
134,913	125272 – Solida I Real Estate[5]	N/A	9.17	12/01/26	134,913
54,823	125273 – Solida I Real Estate[4]	N/A	9.17	12/01/26	54,823
2,348,776	125357 – 412 Woodcrest[4]	N/A	8.48	04/01/27	2,348,776
680,000	125515 – Homes Instyle[4]	N/A	8.55	01/01/27	680,000
1,505,000	125565 – M & J Pham Development[5]	N/A	8.92	07/01/27	1,505,000
3,571,750	125570 – M&J Pham Development[5]	N/A	8.50	07/01/26	3,571,750
170,935	125583 – Open Water Realty[4]	N/A	9.05	01/01/27	170,935
1,203,535	125611 – LTC BC3 Real Estate Fund[4]	N/A	8.96	07/01/27	1,203,535
461,415	125614 – LTC BC3 Real Estate Fund[4]	N/A	8.96	07/01/27	461,415
1,545,492	125623 – Willa Mae Investments[5]	N/A	9.05	10/01/26	1,545,492
354,000	125690 – 625 Worthington[4]	N/A	8.92	07/01/27	354,000
1,560,000	125774 – One Star Development[5]	N/A	8.99	07/01/26	1,560,000
39,000	126022 – Charleston Affordable Development Group[4]	N/A	8.92	01/01/27	39,000
1,287,000	126105 – B Life Capital 26[4]	N/A	8.99	07/01/27	1,287,000
2,182,467	126221 – JP&C Properties[5]	N/A	8.77	08/01/26	2,182,467
145,640	126255 – Duran USA Group[4]	N/A	9.21	01/01/27	145,640
2,170,379	126281 – Douglas 10[4]	N/A	8.00	07/01/26	2,170,379
132,522	126291 – Multipropiedades Investments[4]	N/A	9.34	01/01/27	132,522
2,381,494	126387 – 321 North Lucerne[5]	N/A	8.00	08/01/26	2,381,494
525,000	126394 – FlipWave Investments[5]	N/A	8.71	07/01/26	525,000
639,358	127039 – Blue Sky Builders[5]	N/A	8.65	08/01/26	639,358
930,000	127275 – Taku Construction[4]	N/A	9.02	07/01/26	930,000
192,685	127319 – Open Water Realty[5]	N/A	8.84	01/01/27	192,685
225,575	127729 – J&K Rise Home Services[5]	N/A	8.50	11/01/26	225,575
293,002	129766 – 608 Walker Road[4]	N/A	8.73	05/01/27	293,002
335,000	130467 – AAA Milano House Luxury Oceanfront Developer[4]	N/A	8.64	06/01/27	335,000
335,000	130468 – AAA Milano House Luxury Oceanfront Developer[4]	N/A	8.64	06/01/27	335,000
335,000	130469 – AAA Milano House Luxury Oceanfront Developer[4]	N/A	8.64	06/01/27	335,000
1,623,500	131434 – The OG Group[4]	N/A	8.73	04/01/27	1,623,500
585,000	132990 – D&G Luxury Management[4]	N/A	8.48	04/01/27	585,000
141,000	133030 – Lake Development[4]	N/A	8.48	05/01/27	141,000
1,649,758	133115 – Amagansett South Holdings[4]	N/A	8.39	06/01/27	1,649,758
568,000	133276 – 2 Mellow Street[4]	N/A	8.48	11/01/26	568,000
59,061	133721 – JBN Property Investments[4]	N/A	8.48	02/01/27	59,061

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) December 31, 2025
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
955,000	133822 – Sanctuary Parcel 1[4]	N/A	8.39	03/01/27	$955,000
1,055,000	133823 – Sanctuary Parcel 1[4]	N/A	8.39	03/01/27	1,055,000
1,025,000	133824 – Sanctuary Parcel 1[4]	N/A	8.39	03/01/27	1,025,000
1,055,000	133826 – Sanctuary Parcel 1[4]	N/A	8.39	03/01/27	1,055,000
1,055,000	133827 – Sanctuary Parcel 1[4]	N/A	8.39	03/01/27	1,055,000
220,500	134546 – Stocks and Investments[4]	N/A	8.26	03/01/27	220,500
606,000	134743 – Crestar Homes Corp[4]	N/A	8.64	12/01/27	606,000
920,000	134771 – XGlobal3 Investments[4]	N/A	8.51	06/01/27	920,000
344,535	134772 – Seither & Associates Investment Group and Ezyres[4]	N/A	8.39	06/01/27	344,535
415,000	134998 – 3A BC Homes[4]	N/A	8.39	06/01/27	415,000
580,000	134999 – 3A BC Homes[4]	N/A	8.39	07/01/27	580,000
2,061,957	135354 – 3216 Butler Bay[4]	N/A	8.26	03/01/27	2,061,957
35,730	135442 – Treweek Construction[4]	N/A	8.14	12/01/26	35,730
485,750	135718 – MHD Real Estate[4]	N/A	8.14	12/01/26	485,750
4,888,828	91530 – RRCAP-FA Blume Road[4]	N/A	10.55	01/01/26	4,888,828
184,597	91574 – A5 International Properties[4]	N/A	10.31	10/01/25	184,597
184,923	91575 – A5 International Properties[4]	N/A	10.31	10/01/25	184,923
180,925	91576 – A5 International Properties[4]	N/A	10.31	10/01/25	180,925
158,583	91577 – A5 International Properties[4]	N/A	10.31	12/01/25	158,583
126,435	91578 – A5 International Properties[4]	N/A	10.31	12/01/25	126,435
39,283	94110 – A5 International Properties[4]	N/A	10.00	12/17/25	39,283
155,398	94111 – A5 International Properties[4]	N/A	10.00	01/01/26	155,398
163,164	94112 – A5 International Properties[4]	N/A	10.00	01/01/26	163,164
122,053	94113 – A5 International Properties[4]	N/A	10.00	01/01/26	122,053
33,811	94114 – A5 International Properties[4]	N/A	10.00	02/01/26	33,811
3,097,718	97931 – 2316 PCDEV[4]	N/A	10.00	01/01/26	3,097,718
1,880,164	98104 – Desert Modern Development[5]	N/A	10.13	03/01/26	1,880,164
4,614,831	98258 – 1740 PCDEV[4]	N/A	10.00	11/01/25	4,614,831
1,114,151	98617 – Lakeview Real Estate Fund[4]	N/A	9.75	05/01/26	1,114,151
1,056,790	98618 – Lakeview Real Estate Fund[4]	N/A	9.75	05/01/26	1,056,790
1,157,429	98619 – Lakeview Real Estate Fund[4]	N/A	9.75	05/01/26	1,157,429
1,124,221	98620 – Lakeview Real Estate Fund[4]	N/A	9.75	05/01/26	1,124,221
3,997,500	98834 – 1770 Bay Blvd.[5]	N/A	10.13	01/01/26	3,997,500
2,235,321	99269 – 1688 Sunset Plaza Drive Partners[4]	N/A	10.07	12/01/25	2,235,321
					281,631,598
	Townhouse — 5.4%
2,820,356	102607 – 158 & 160 Eckerson[5]	N/A	9.06	04/01/26	2,820,356
2,009,170	102608 – 158 & 160 Eckerson[5]	N/A	9.06	04/01/26	2,009,170
1,643,377	104447 – Watermark Homes[5]	N/A	9.25	01/01/26	1,643,377
1,656,684	107982 – Nextgen Eaglerock 13[5]	N/A	9.00	04/01/26	1,656,684
1,684,816	107983 – Nextgen Eaglerock 13[5]	N/A	9.00	04/01/26	1,684,816
2,429,722	107986 – Nextgen Eaglerock 13[5]	N/A	9.00	04/01/26	2,429,722
2,001,642	108402 – Eagle Rock 17[5]	N/A	9.57	05/01/26	2,001,642
2,136,301	108405 – Eagle Rock 17[5]	N/A	9.57	05/01/26	2,136,301
1,148,927	108408 – Eagle Rock 17[5]	N/A	9.57	05/01/26	1,148,927
1,215,000	118588 – Carolinas Builders[5]	N/A	8.68	04/01/26	1,215,000
See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) December 31, 2025
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
193,500	119487 – CAP Housing[5]	N/A	8.50	07/01/26	$193,500
143,950	123471 – Rental Shop Development[4]	N/A	8.50	07/01/26	143,950
2,579,500	123904 – Habitus Coconut Grove F1-C5	N/A	8.99	07/01/26	2,579,500
882,928	124779 – Bliss Fort Pierce[4]	N/A	8.96	01/01/27	882,928
					22,545,873
	Total Real Estate Mortgages (Cost $487,925,984)				487,925,984

	Total Commercial Real Estate (Cost $ 717,221,568)				717,221,568
Shares
	Short-Term Investments — 1.0%
	Money Market Funds — 1.0%
4,156,676	Fidelity US Government Fund, 3.61%[6]	$4,156,676
	Total Short-Term Investments (Cost $4,156,676)	4,156,676

	Total Investments — 172.9% (Cost $721,378,244)	721,378,244
	Liabilities In Excess Of Other Assets — (72.9)%	(304,054,977)
	Total Net Assets — 100.0%	$417,323,267

LP — Limited Partnership

US — United States

1       All Commercial Real Estate investments are restricted securities. The total value of these securities is $717,221,568, which represents 171.9% of total net assets of the Fund.

2       All Commercial Real Estate investments are Level 3 securities fair valued using significant unobservable inputs.

3       Floating rate security.

4       These investments have been pledged as collateral according to a master repurchase facility.

5       These investments have been pledged as collateral according to a collateralized loan obligation.

6       Represents the 7-day effective yield as of December 31, 2025.

*       The Fund’s investments are primarily first-lien, but certain investments may be subordinate in right of payment (including second-lien or mezzanine positions), which may affect recoveries.

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Summary of Investments (Unaudited) December 31, 2025
Security Type	Percent of Total Net Assets
Commercial Real Estate
Participation Notes	55.0%
Real Estate Mortgages	116.9%
Total Commercial Real Estate	171.9%
Short-term Investments	1.0%
Total Investments	172.9%
Liabilities in excess of assets	-72.9%
Net Assets	100.0%
Property Type	Percent of Total Net Assets
Participation Notes
Condominium Development	7.9%
Hospitality	4.4%
Industrial	5.2%
Mixed Use Development	17.0%
Multifamily	9.4%
Office	1.0%
Predevelopment	5.7%
Single Family	4.2%
Single Family/Multifamily	0.2%
Total Participation Notes	55.0%

Real Estate Mortgages
2-4 Units	17.3%
Condominium Development	11.5%
Multifamily	15.2%
Single Family	67.5%
Townhouse	5.4%
Total Real Estate Mortgages	116.9%
Total Short-term Investments	1.0%
Total Investments	172.9%
Liabilities in excess of assets	-72.9%
Net Assets	100.0%

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD Private Real Estate Debt Fund Consolidated Statement of Assets and Liabilities As of December 31, 2025
Assets:
Unaffiliated investments, at fair value (cost $717,221,568)	$717,221,568
Short-term investments, at fair value (cost $4,156,676)	4,156,676
Cash	6,070,788
Restricted cash held for CLO note	26,744,281
Receivables:
Fund shares sold	944,215
Dividends and interest	14,313,741
Prepaid expenses	351,983
Prepaid expenses master repurchase agreement	15,594
Total assets	769,818,846

Liabilities:
Master repurchase agreement (Note 11)	224,003,363
Payable for CLO note (Note 12)	125,000,000
Payable for interest expense on master repurchase agreement	1,287,926
Payable for investment management fees	1,105,594
Payable for interest expense on CLO note	741,704
Payable for audit and tax fees	181,250
Payable for fund accounting and administration fees	54,750
Payable for other accrued expenses	38,114
Payable for legal fees	31,128
Payable for transfer agent fees	28,500
Payable for Trustees’ fees	12,000
Payable for custody fees	11,250
Total liabilities	352,495,579
Commitments and contingencies (Note 9)

Net Assets	$417,323,267

Components of Net Assets:
Paid-in capital (unlimited shares authorized, no par value)	$417,207,084
Total distributable earnings	116,183
Net Assets	$417,323,267

Shares of beneficial interest issued and outstanding	16,630,589
Net asset value per share	$25.09

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD Private Real Estate Debt Fund Consolidated Statement of Operations For the Year Ended December 31, 2025
Investment income:
Interest	$64,515,193
Total investment income	64,515,193

Expenses:
Interest expense on master repurchase agreement (Note 11)	13,217,298
Advisory fees (Note 4)	11,791,942
Interest expense on CLO note (Note 12)	8,783,659
Brokerage fees	625,103
Legal fees	470,881
Fund accounting and administration fees	319,138
Audit and tax fees	302,284
Loan origination fees	254,325
Miscellaneous fees	207,999
Transfer agent fees	164,753
Custody fees (Note 5)	99,454
Shareholder reporting fees	76,480
Registration fees	53,851
Chief Compliance & Financial Officer fees	50,000
Trustees’ fees	48,000
Insurance fees	19,998
Total expenses	36,485,165
Expense reductions (Note 5)	(15,877)
Net expenses	36,469,288
Net investment income	28,045,905
Net realized gain on investments	28,006
Net increase in net assets from operations	$28,073,911

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD Private Real Estate Debt Fund Consolidated Statements of Changes in Net Assets
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (decrease) in net assets from:
Operations:
Net investment income	$28,045,905	$19,667,257
Net realized gain on investments	28,006	—
Net change in unrealized appreciation (depreciation) on investments	—	(2,820)
Net increase in net assets resulting from operations	28,073,911	19,664,437

Distributions to shareholders:
From net investment income	(27,932,736)	(19,692,967)
Total distributions to shareholders	(27,932,736)	(19,692,967)

Capital transactions:
Net proceeds from shares sold	159,648,473	152,635,160
Reinvestment of distributions	10,310,843	6,352,569
Cost of shares redeemed	(76,964,021)	(32,726,143)
Net increase in net assets from capital transactions	92,995,295	126,261,586

Total increase in net assets	93,136,470	126,233,056

Net assets:
Beginning of year	324,186,797	197,953,741
End of year	$417,323,267	$324,186,797

Capital share transactions:
Shares sold	6,351,485	6,071,918
Shares reinvested	411,373	253,523
Shares redeemed	(3,063,054)	(1,302,800)
Net increase in capital share transactions	3,699,804	5,022,641

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD Private Real Estate Debt Fund Consolidated Statement of Cash Flows For the Year Ended December 31, 2025
Cash flows from operating activities:
Net increase in net assets used in operations	$28,073,911

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(484,213,268)
Sales of investments	237,894,246
Net realized gain from investments	(28,006)
Change in short-term investments, net	28,586,069

Change in assets and liabilities:
(Increase) in assets:
Interest	(6,751,174)
Prepaid expenses	(96,716)
Prepaid expenses master repurchase agreement	(15,594)

Increase/(decrease) in liabilities:
Investment management fees	304,209
Audit and tax fees	(13,750)
Custody fees	3,650
Transfer agent fees	3,600
Fund accounting and administration fees	5,157
Trustees’ fees	12,000
Other accrued expenses	5,022
Legal fees	(23,872)
Interest master repurchase agreement	812,820
Interest CLO note	(88,443)
Net cash used in operating activities	(195,530,139)

Cash flows provided by financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	159,429,418
Cost of shares repurchased, net of redemption fees	(76,964,021)
Distributions paid to shareholders, net of reinvestments	(17,621,893)
Proceeds due to master repurchase agreement	141,664,961
Net cash provided by financing activities	206,508,465

Net increase in cash	10,978,326

Cash and restricted cash, beginning of year	21,836,743
Cash and restricted cash, end of year	$32,815,069

Supplemental disclosure of non-cash financing activity:
Reinvestment of distributions	$10,310,843

Supplemental disclosure of cash activity:
Interest paid on borrowings	$21,276,580

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD Private Real Estate Debt Fund Consolidated Financial Highlights

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(1)
Net asset value, beginning of period	$25.07	$25.03	$25.00	(2)

Income from Investment Operations:
Net investment income(3)	1.87	1.95	0.73
Net realized and unrealized gain	—	0.01	(0.09)
Total from investment operations	1.87	1.96	0.64

Less Distributions:
From net investment income	(1.85)	(1.92)	(0.61)
Total distributions	(1.85)	(1.92)	(0.61)
Net asset value, end of period	$25.09	$25.07	$25.03

Total return(4)	7.72%	8.09%	2.60	%(5)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$417,323	$324,187	$197,954

Ratio of expenses to average net assets before expense reductions	9.67%	5.14%	2.43	%(6)
Ratio of expenses to average net assets after expense reductions	9.67%	5.14%	2.42	%(6)
Ratio of net investment income to average net assets before expense reductions	7.43%	7.76%	5.64	%(6)
Ratio of net investment income to average net assets after expense reductions	7.44%	7.76%	5.64	%(6)

Portfolio turnover rate	38%	50%	18	%(5)

Senior Securities:
Total Borrowings (000s)	$125,000	$125,000	$—
Asset coverage per $1,000 unit of senior indebtedness(7)	4,339	3,593	—
Asset ratio coverage of senior securities	434%	359%	0%

____________

(1)    Reflects operations for the period from June 26, 2023 (commencement of operations) to December 31, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation, and planned registration.

(2)    Redwood Investment Management, LLC (the “Investment Manager”) made the initial share purchase of $100,000 on April 21, 2023. The total initial share purchase of $100,000 included 4,000 shares which were purchased at $25.00 per share.

(3)    Based on average shares outstanding for the period.

(4)    Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period, if any.

(5)    Not annualized.

(6)    Annualized.

(7)    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements December 31, 2025

1. Organization

Redwood Private Real Estate Debt Fund (formerly, Redwood Real Estate Income Fund) (the “Fund”) was established as a Delaware statutory trust (the “Trust”) on December 19, 2022. The Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund operates as an interval fund pursuant to Rule 23c-3 of the 1940 Act, and has adopted a fundamental policy to conduct quarterly repurchase offers at net asset value (“NAV”). The Fund currently offers one share class, Class I Shares, and is authorized to offer an unlimited number of shares. On April 21, 2023, Redwood Investment Management, LLC (the “Investment Manager”) made an initial purchase of 4,000 Shares for $100,000 at a $25.00 net asset value per Share. The Fund commenced investment operations on June 26, 2023.

The Fund’s investment objective is to provide current income and preserve shareholders’ capital. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in private U.S. commercial real estate-related debt investments. For this purpose, commercial real estate-related debt investments include U.S.-based (i.e., backed by real estate based in one of the fifty U.S. states): (i) real estate mortgages, (ii) participation notes of real estate mortgages, (iii) mezzanine debt, and (iv) lines of credit for commercial real estate-related investments and real estate-related investment entities, such as REITs. These investments may include but are not limited to senior mortgage loans, second lien mortgages, also known as junior or sub-ordinated debt, mezzanine loans, and participation interests in such mortgages or debt.

The Investment Manager serves as the Fund’s investment adviser and is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund’s Board of Trustees (the “Board” or “Trustees”) has the overall responsibility for the management and supervision of the business operations of the Fund.

2. Significant accounting policies

Basis of presentation

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statement. The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Consolidation of Subsidiaries

On November 17, 2025, Shunen, LLC was formed as a Delaware limited liability company and is a wholly-owned subsidiary of the Fund.

On February 8, 2024, Naikan I SPV, LLC (“SPV 1”) was formed as a limited liability company, and is a wholly-owned subsidiary of the Fund. SPV 1 has entered into a Master Repurchase Agreement with Churchill MRA Funding I LLC (see Note 11) and the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of SPV 1. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2025, total assets of SPV 1 were $367,340,382, or approximately 88.0% of the Fund’s total net assets.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
2. Significant accounting policies – (Continued)

On November 4, 2024, CFIN 2024-1 Depositor LLC (“SPV 2 Depositor”) and CFIN 2024-1 Issuer LLC (“SPV 2 Issuer”) were formed as Delaware limited liability companies and are wholly-owned subsidiaries of the Fund. These special-purpose vehicles (“SPVs”) were established to facilitate a securitization transaction in connection with the Fund’s mortgage-backed investments.

SPV 2 Depositor serves as the transferor of assets into the securitization structure, acquiring mortgage-related assets and subsequently transferring them to SPV 2 Issuer. SPV 2 Issuer, in turn, issues structured debt securities under an Indenture dated November 27, 2024 (the “Indenture”), between SPV 2 Issuer and UMB Bank, National Association, as indenture trustee. The issuance of these collateralized loan obligations (“CLOs”) is designed to provide financing for the Fund’s portfolio while optimizing borrowing costs. SPV 2 Issuer is structured as a bankruptcy-remote entity and operates in accordance with its governing transaction documents.

The Fund’s Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and Consolidated Financial Highlights include the accounts of both SPV 2 Depositor and SPV 2 Issuer. All inter-company accounts and transactions between the Fund and these subsidiaries have been eliminated in the consolidation.

As of December 31, 2025, total assets of SPV 2 Depositor and SPV 2 Issuer were $153,400,671, representing approximately 36.8% of the Fund’s total net assets.

Use of estimates

The preparation of the financial statement in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income recognition and expenses

Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board.

Investment transactions

Investment transactions are accounted for on a trade date basis. Cost of securities sold, and the related realized gains and losses are determined based on the specific identification method, generally using the highest cost basis, for financial reporting.

Federal income taxes

The Fund has elected to be taxed as a real estate investment trust (“REIT”). The Fund’s qualification and taxation as a REIT depend upon the Fund’s ability to meet on a continuing basis, through actual operating results, certain qualification tests set forth in the U.S. federal tax laws. Those qualification tests involve the percentage of income that the Fund earns from specified sources, the percentage of the Fund’s assets that

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
2. Significant accounting policies – (Continued)

falls within specified categories, the diversity of the ownership of the Fund’s Shares, and the percentage of the Fund’s taxable income that the Fund distributes. No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. Provided that the Fund qualifies as a REIT, generally the Fund will be entitled to a deduction for dividends that the Fund pays and therefore will not be subject to U.S. federal corporate income tax on the Fund’s net taxable income that is currently distributed to the Fund’s shareholders. In general, the income that the Fund generates, to the extent declared as a dividend and subsequently paid to its shareholders, is taxed only at the shareholder level.

Distribution to shareholders

Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. For tax purposes, a distribution that for purposes of GAAP is composed of return of capital and net investment income may be subsequently re-characterized to also include capital gains. Shareholders will be informed of the tax characteristics of the distributions after the close of the 2025 fiscal year.

Investment valuation

The Fund’s net asset value (“NAV”) is calculated following the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading, which does not include weekends and customary holidays, and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board. NAV per Share is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), and the aggregate liquidation value of any outstanding preferred stock, by the total number of common Shares outstanding.

The Fund’s Board oversees the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and designated the Fund’s Investment Manager as its valuation designee (“Valuation Designee”).

The Valuation Procedures provide that the Fund will value its investments at fair value. The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to the Investment Manager. The Investment Manager’s Valuation Committee (the “Valuation Committee”) will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly.

Short-term securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker.

Fixed income securities (other than the short-term securities as described above) shall be valued by (a) using readily available market quotations based upon the last updated sale price or a market value from an approved pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics or (b) by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing,

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
2. Significant accounting policies – (Continued)

because either an external price is not readily available or such external price is believed by the Valuation Designee not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using methodologies approved by the Board. In these circumstances, the Valuation Designee determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Valuation Committee of any information or factors deemed appropriate. The Valuation Committee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Fair valuation involves subjective judgments, and there is no single standard for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Non-material information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier.

Borrowing, Use of Leverage

The Fund currently utilizes leverage principally through reverse repurchase agreements and the issuance of mortgage-backed notes by its wholly-owned subsidiaries, as described in Note 11, Master Repurchase Agreement, and Note 12, Collateralized Loan Obligation Financing. The use of leverage can enhance return potential but also increases risks.

The Fund utilizes reverse repurchase agreements and similar financing transactions, which it elects to treat as derivatives transactions under Rule 18f-4 of the 1940 Act, as permitted. Specifically, the Fund has adopted a derivatives risk management program to oversee and mitigate risks associated with these transactions. For regulatory purposes, the Fund treats reverse repurchase agreements under the Master Repurchase Agreement as derivatives transactions under Rule 18f-4 rather than borrowings or senior securities, as reflected in the Financial Highlights.

Separately, the Fund has issued collateralized loan obligations (“CLOs”) through a structured financing vehicle, which are classified as indebtedness for financial reporting and regulatory purposes. Unlike derivatives-based financing, the CLO structure represents a direct form of leverage, with obligations secured by mortgage-related assets and subject to the terms of the Indenture.

While leverage can enhance returns, it also amplifies risks, including credit risk, market volatility, and increased expenses. A decline in the value of leveraged assets may result in disproportionate losses to the Fund’s portfolio. Additionally, access to financing could be disrupted by market conditions, regulatory changes, or counterparty constraints, which may affect the Fund’s ability to maintain optimal leverage levels. The Fund is further exposed to counterparty risk, as transactions involve agreements with third parties whose financial stability and creditworthiness may not be independently assessed in a regulated market.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
2. Significant accounting policies – (Continued)

Restricted cash

The Fund holds restricted cash as part of the Indenture for the CLO note. Restricted cash held is used as liquidity reserves to support interest and principal payments to noteholders (Note 12).

Segment Reporting

An operating segment is defined, in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 280 — Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s Consolidated Financial Statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

3. Fair value disclosures

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•        Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund is able to access.

•        Level 2 — Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

•        Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
3. Fair value disclosures – (Continued)

the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s assets and liabilities as of December 31, 2025:

	Fair Value Measurements at the End of the Reporting Period Using
Assets	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Participation Notes	$—	$—	$229,295,584	$229,295,584
Real Estate Mortgages	—	—	487,925,984	487,925,984
Short-Term Investments	4,156,676	—	—	4,156,676
Total	$4,156,676	$—	$717,221,568	$721,378,244
Liabilities	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
CLO Note	$—	$—	$125,000,000	$125,000,000
Master Repurchase Agreement	—	—	224,003,363	224,003,363
Total	$—	$—	$349,003,363	$349,003,363

The following table presents the changes in assets and liabilites and transfers in and out which are classified in Level 3 of the fair value hierarchy for the year ended December 31, 2025:

Assets	Beginning Balance as of December 31, 2024	Transfers into Level 3 during the year	Transfers out of Level 3 during the year	Purchases or Conversions	Sales or Distributions	Net Realized Gain (Loss)	Return of Capital	Distributions	Change in net unrealized appreciation (depreciation)	Ending Balance as of December 31, 2025
Participation Notes	$216,782,749	$—	$—	$111,696,468	$(99,211,639)	$28,006	$—	$—	$—	$229,295,584
Real Estate Mortgages	254,091,791	—	—	372,516,800	(138,682,607)	—	—	—	—	487,925,984
	$470,874,540	$—	$—	$484,213,268	$(237,894,246)	$28,006	$—	$—	$—	$717,221,568

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
3. Fair value disclosures – (Continued)
Liabilities	Beginning Balance as of December 31, 2024	Transfers into Level 3 during the year	Transfers out of Level 3 during the year	Purchases or Conversions	Sales or Distributions	Net Realized Gain (Loss)	Return of Capital	Distributions	Change in net unrealized appreciation (depreciation)	Ending Balance as of December 31, 2025
CLO Note	$125,000,000	$—	$—	$—	$—	$—	$—	$—	$—	$125,000,000
Master Repurchase Agreement	82,338,402	—	—	141,664,961	—	—	—	—	—	224,003,363
	$207,338,402	$—	$—	$141,664,961	$—	$—	$—	$—	$—	$349,003,363

During the year ended December 31, 2025, changes in net unrealized appreciation (depreciation) and realized gains or (losses) included in the Consolidated Statement of Operations attributable to Level 3 investments were $0 and $28,006, respectively.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s assets and liabilities that are categorized in Level 3 of the fair value hierarchy as of December 31, 2025.

Type of Level 3 Asset*	Fair Value as of December 31, 2025	Valuation Technique**	Unobservable Inputs	Range of Inputs/ (weighted average)	Impact to Valuation from an Increase in Input
Participation Notes	$229,295,584	Market Comparable	Price (% of Par)	99.75% – 100.00%/(100%)	Increase
Real Estate Mortgages	487,925,984	Market Comparable	Price (% of Par)	99.63% – 100.00%/(100%)	Increase
Total Level 3 Assets	$717,221,568
Type of Level 3 Liability	Fair Value as of December 31, 2025	Valuation Technique**	Unobservable Inputs	Range of Inputs/ (weighted average)	Impact to Valuation from an Increase in Input
CLO Note	$125,000,000	Market Comparable	Price (% of Par)	100%	Increase
Master Repurchase Agreement	224,003,363	Market Comparable	Price (% of Par)	100%	Increase
Total Level 3 Liabilities	$349,003,363

____________

*       Refer to the Consolidated Schedule of Investment for industry classifications of individual securities.

**      The Fund values certain Level 3 investments and liabilities using a market approach that considers available pricing indications for comparable instruments. Fair value is expressed as a price (% of par/face amount) applied to the related UPB or principal amount.

Financial instruments disclosed but not carried at fair value

The carrying values of the master repurchase agreement (Note 11) and the payable for CLO notes (Note 12) generally approximate their respective fair values due to their short-term nature and variable interest rates. The fair value of the master repurchase agreement and CLO note would be categorized as Level 3 under the ASC 820-10 hierarchy.

The carrying value of other financial assets and liabilities approximates their fair value based on the short term nature of these items.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025

4. Management and other agreements

The Fund has entered into an investment management agreement with the Investment Manager (the “Management Agreement”), pursuant to which the Investment Manager provides advisory and other services to the Fund. For its provision of advisory services to the Fund, the Fund pays the Investment Manager an investment management fee at an annual rate of 1.75% payable monthly in arrears, accrued daily based upon the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund, including leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). For the year ended December 31, 2025, fees in the amount of $11,791,942 were incurred pursuant to the terms of the Management Agreement.

Certain officers and Trustees of the Trust are also officers of the Investment Manager.

PINE Advisors LLC provides Chief Compliance Officer (“CCO”) services to the Fund. Distribution Services, LLC serves as the Fund’s distributor (also known as the principal underwriter); UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator.

5. Custody credits

Under an agreement with the Fund’s custodian bank, $15,877 of custodian fees were paid by credits for cash balances during the year ended December 31, 2025. Without the offset arrangement, the Fund would have paid custody fees in cash and earned interest income on those cash balances.

6. Capital share transactions

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of shares (“Shares”). The minimum initial investment in Class I Shares by any investor is $1,000. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares.

Class I Shares are not subject to a sales charge. Shares will generally be offered for purchase on each business day at NAV per Share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Pursuant to Rule 23c-3 under the 1940 Act, on a quarterly basis, the Fund will offer shareholders the option of redeeming Shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all Shares outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the repurchase request deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than 100 Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
6. Capital share transactions – (Continued)

During the year ended December 31, 2025, the Fund had the following repurchase offers:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Pricing Date	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
January 8, 2025	February 7, 2025	February 7, 2025	5.0%	0.7%	92,860
April 4, 2025	May 9, 2025	May 9, 2025	5.0%	6.3%	958,847
July 8, 2025	August 12, 2025	August 12, 2025	5.0%	7.0%	1,130,721
October 14, 2025	November 10, 2025	November 10, 2025	5.0%	5.3%	880,626

7. Investment transactions

Purchases and sales of investments, excluding short-term investments, for the year ended December 31, 2025 were $484,213,268 and $237,894,246, respectively.

8. Restricted securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with Valuation Procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on December 31, 2025 is as follows:

Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
3303 – 150 Lefferts	July 28, 2023	$3,470,000	$3,470,000	$3,470,000	0.8%
3314 – VM Equities	July 28, 2023	884,520	884,520	884,520	0.2%
3326 – Elgny	October 6, 2023	230,769	230,769	230,769	0.1%
3333 – McRopp New York Royal44	November 17, 2023	12,500,000	12,500,000	12,500,000	3.0%
3335 – Cromwell Inwood	November 27, 2023	1,300,000	1,300,000	1,300,000	0.3%
3340 – San Antonio Palo Alto	December 15, 2023	2,978,985	2,978,985	2,978,985	0.7%
3341 – Ferncroft	December 19, 2023	4,000,000	4,000,000	4,000,000	1.0%
3344 – 1600 North 11	February 27, 2024	12,400,000	12,400,000	12,400,000	3.0%
3349 – Hillcrest Cedar Property Owner	January 5, 2024	6,590,000	6,590,000	6,590,000	1.6%
3356 – GK West 47th	March 7, 2024	5,804,630	5,804,630	5,804,630	1.4%
3358-01 – 123 Speer Owner	May 22, 2025	3,806,482	3,806,482	3,806,482	0.9%
3359-01 – Nalskihouse MT	September 30, 2025	4,791,852	4,791,852	4,791,852	1.2%
3360-01 – JC Roxy	April 1, 2024	3,500,000	3,500,000	3,500,000	0.8%
3368-04 – Carlisle New York Apartments	December 11, 2025	49,100,067	49,100,067	49,100,067	11.7%
3371-01 – Greyhawk SSOF Ruckus Lender	May 10, 2024	11,500,000	11,500,000	11,500,000	2.8%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
3372 – 3151 NF Owner	June 5, 2024	$2,500,000	$2,500,000	$2,500,000	0.6%
3391 – ZDJ W 37	September 4, 2024	13,850,125	13,850,125	13,850,125	3.3%
3394 – Sunnyvale Park Place	September 17, 2024	6,000,000	6,000,000	6,000,000	1.4%
3397 – 33 Alhambra Circle	September 20, 2024	2,900,000	2,900,000	2,900,000	0.7%
3398 – 305 Briny	September 27, 2024	2,010,830	2,010,830	2,010,830	0.5%
3399 – BH3 Malibu	October 31, 2024	5,112,795	5,112,795	5,112,795	1.2%
3403 – Rosslyn Senior Participation	December 11, 2024	3,986,865	3,986,865	3,986,865	1.0%
3412 – Imagine WV	January 27, 2025	6,095,000	6,095,000	6,095,000	1.5%
3412-02 – Imagine WV	October 10, 2025	1,351,272	1,351,272	1,351,272	0.3%
3413 – MTP – Paseo Phase III Land	March 24, 2025	4,631,540	4,631,540	4,631,540	1.1%
3422 – Wynwood	March 24, 2025	4,400,000	4,400,000	4,400,000	1.1%
3424 – Colony 29 Palm Springs	April 4, 2025	3,000,000	3,000,000	3,000,000	0.7%
3434 – 1 Water Street	May 6, 2025	3,426,184	3,426,184	3,426,184	0.8%
3454 – 2nd & Steele	August 15, 2025	8,502,949	8,502,949	8,502,949	2.0%
3455J – 140 Hayground Cove Road Partners	August 12, 2025	3,182,532	3,182,532	3,182,532	0.8%
3455S – 140 Hayground Cove Senior Partners	August 12, 2025	2,239,349	2,239,349	2,239,349	0.5%
3461 – Skyline Apartments	September 5, 2025	3,500,000	3,500,000	3,500,000	0.8%
3463 – 18 2nd Ave	September 29, 2025	800,000	800,000	800,000	0.2%
3467 – 908 Gainesville Property Investors	October 16, 2025	1,500,000	1,500,000	1,500,000	0.4%
3474 – 3532 CPB	October 27, 2025	2,088,047	2,088,047	2,088,047	0.5%
3479 – Fisher Land	November 25, 2025	852,047	852,047	852,047	0.2%
3483 – Aventura Harbor Property	December 16, 2025	1,000,000	1,000,000	1,000,000	0.2%
83824 – 2511 NW 25 Ave.	May 16, 2024	1,684,051	1,684,051	1,684,051	0.4%
91530 – RRCAP-FA Blume Road	April 23, 2024	4,888,828	4,888,828	4,888,828	1.2%
91574 – A5 International Properties	May 9, 2024	184,597	184,597	184,597	0.0%
91575 – A5 International Properties	May 9, 2024	184,923	184,923	184,923	0.0%
91576 – A5 International Properties	May 9, 2024	180,925	180,925	180,925	0.0%
91577 – A5 International Properties	May 9, 2024	158,583	158,583	158,583	0.0%
91578 – A5 International Properties	May 9, 2024	126,435	126,435	126,435	0.0%
94110 – A5 International Properties	May 9, 2024	39,283	39,283	39,283	0.0%
94111 – A5 International Properties	May 9, 2024	155,398	155,398	155,398	0.0%
94112 – A5 International Properties	May 9, 2024	163,164	163,164	163,164	0.0%
94113 – A5 International Properties	May 9, 2024	122,053	122,053	122,053	0.0%
94114 – A5 International Properties	May 9, 2024	33,811	33,811	33,811	0.0%
96483 – Affordable Housing Group LTD	June 3, 2024	2,209,545	2,209,545	2,209,545	0.5%
97931 – 2316 PCDEV	June 21, 2024	3,097,718	3,097,718	3,097,718	0.7%
98104 – Desert Modern Development	June 3, 2024	1,880,164	1,880,164	1,880,164	0.4%
98258 – 1740 PCDEV	June 3, 2024	4,614,831	4,614,831	4,614,831	1.1%
98617 – Lakeview Real Estate Fund	June 10, 2024	1,114,151	1,114,151	1,114,151	0.3%
98618 – Lakeview Real Estate Fund	June 10, 2024	1,056,790	1,056,790	1,056,790	0.2%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
98619 – Lakeview Real Estate Fund	June 10, 2024	$1,157,429	$1,157,429	$1,157,429	0.3%
98620 – Lakeview Real Estate Fund	June 10, 2024	1,124,221	1,124,221	1,124,221	0.3%
98767 – 426 E. 17th St.	April 23, 2024	1,665,039	1,665,039	1,665,039	0.4%
98769 – 1292 Beauregard	June 10, 2024	1,437,192	1,437,192	1,437,192	0.3%
98771 – 1292 Beauregard	June 3, 2024	1,400,383	1,400,383	1,400,383	0.3%
98803 – Moon Equities	April 23, 2024	3,057,872	3,057,872	3,057,872	0.7%
98834 – 1770 Bay Blvd.	June 10, 2024	3,997,500	3,997,500	3,997,500	1.0%
99183 – 331 N. Olive St. Holding	May 9, 2024	1,425,000	1,425,000	1,425,000	0.3%
99269 – 1688 Sunset Plaza Drive Partners	June 3, 2024	2,235,321	2,235,321	2,235,321	0.5%
100356 – NRM Group	June 3, 2024	2,245,565	2,245,565	2,245,565	0.5%
100357 – NRM Group	June 3, 2024	1,354,632	1,354,632	1,354,632	0.3%
100358 – NRM Group	June 3, 2024	462,303	462,303	462,303	0.1%
100359 – NRM Group	June 3, 2024	1,240,584	1,240,584	1,240,584	0.3%
100388 – Nash Bami	June 10, 2024	3,920,000	3,920,000	3,920,000	0.9%
100597 – 2303 Delancey	June 3, 2024	3,465,000	3,465,000	3,465,000	0.8%
100937 – indiePlanet Global Series 4	August 2, 2024	595,000	595,000	595,000	0.1%
101221 – USA Luxury Developer II	June 21, 2024	2,973,209	2,973,209	2,973,209	0.7%
101246 – White Sand Real Estate Solutions	July 23, 2024	588,050	588,050	588,050	0.1%
101296 – 5700 Clemson	June 21, 2024	4,698,133	4,698,133	4,698,133	1.1%
101808 – Educate Capital	June 21, 2024	2,138,942	2,138,942	2,138,942	0.5%
101873 – Valentin Construction & Development	July 23, 2024	666,291	666,291	666,291	0.2%
102044 – Lian 166 Washington	October 7, 2024	1,857,724	1,857,724	1,857,724	0.5%
102093 – Danva Prosper Fontanarosa Homes	June 10, 2024	1,375,970	1,375,970	1,375,970	0.3%
102094 – Danva Prosper Fontanarosa Homes	June 10, 2024	1,623,458	1,623,458	1,623,458	0.4%
102095 – Danva Prosper Fontanarosa Homes	June 10, 2024	1,624,428	1,624,428	1,624,428	0.4%
102096 – Danva Prosper Fontanarosa Homes	June 10, 2024	1,030,893	1,030,893	1,030,893	0.3%
102097 – Danva Prosper Fontanarosa Homes	June 10, 2024	1,613,336	1,613,336	1,613,336	0.4%
102111 – Westlake Mountainview	June 10, 2024	3,048,193	3,048,193	3,048,193	0.7%
102137 – Gill Development	June 10, 2024	748,000	748,000	748,000	0.2%
102535 – TRMF & Associates	June 10, 2024	51,375	51,375	51,375	0.0%
102607 – 158 & 160 Eckerson	October 7, 2024	2,820,356	2,820,356	2,820,356	0.7%
102608 – 158 & 160 Eckerson	October 7, 2024	2,009,170	2,009,170	2,009,170	0.5%
102696 – 4798 NE 2nd Ave.	August 2, 2024	250,000	250,000	250,000	0.1%
102697 – 4798 NE 2nd Ave.	June 10, 2024	250,000	250,000	250,000	0.1%
102698 – 4798 NE 2nd Ave.	June 10, 2024	250,000	250,000	250,000	0.1%
103728 – Barcel	July 23, 2024	206,318	206,318	206,318	0.0%
103771 – Rhino Homes	July 23, 2024	1,491,421	1,491,421	1,491,421	0.4%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
103772 – Rhino Homes	July 23, 2024	$1,114,719	$1,114,719	$1,114,719	0.3%
103980 – KPI Equity Holdings I	August 2, 2024	495,498	495,498	495,498	0.1%
104356 – RRCap – FA Shingletree	July 5, 2024	4,741,821	4,741,821	4,741,821	1.1%
104357 – RRCap – FA Shingletree	July 5, 2024	4,741,821	4,741,821	4,741,821	1.1%
104358 – RRCap – FA Shingletree	July 5, 2024	4,741,821	4,741,821	4,741,821	1.1%
104359 – RRCap – FA Shingletree	July 5, 2024	4,197,917	4,197,917	4,197,917	1.0%
104360 – RRCap – FA Shingletree	July 5, 2024	4,570,253	4,570,253	4,570,253	1.1%
104361 – RRCap – FA Shingletree	July 5, 2024	4,741,821	4,741,821	4,741,821	1.1%
104362 – RRCap – FA Shingletree	July 5, 2024	3,825,580	3,825,580	3,825,580	0.9%
104363 – RRCap – FA Shingletree	July 5, 2024	4,369,483	4,369,483	4,369,483	1.1%
104364 – RRCap – FA Shingletree	July 5, 2024	4,369,483	4,369,483	4,369,483	1.1%
104447 – Watermark Homes	October 7, 2024	1,643,377	1,643,377	1,643,377	0.4%
104480 – Elmer Avenue	July 23, 2024	2,739,872	2,739,872	2,739,872	0.7%
104677 – Daest	July 23, 2024	785,000	785,000	785,000	0.2%
105003 – 43 Westwood	August 30, 2024	1,225,159	1,225,159	1,225,159	0.3%
105004 – 43 Westwood	August 30, 2024	1,532,946	1,532,946	1,532,946	0.4%
105005 – 43 Westwood	August 30, 2024	1,435,156	1,435,156	1,435,156	0.3%
105006 – 43 Westwood	August 30, 2024	1,443,783	1,443,783	1,443,783	0.3%
105178 – Efrain Hendy Zaga and Denisse Esquenazi Opatowski	July 23, 2024	1,574,068	1,574,068	1,574,068	0.4%
105243 – GT Three	December 11, 2024	2,775,743	2,775,743	2,775,743	0.7%
105261 – SeaScape Homes	October 7, 2024	1,719,307	1,719,307	1,719,307	0.4%
105366 – Rhino Homes	July 23, 2024	1,235,000	1,235,000	1,235,000	0.3%
105459 – Oleduga	August 2, 2024	259,000	259,000	259,000	0.1%
105880 – B Cove Investments	September 12, 2024	2,100,000	2,100,000	2,100,000	0.5%
106533 – Eagle OZB I	September 12, 2024	780,000	780,000	780,000	0.2%
106536 – Eagle OZB I	September 12, 2024	780,000	780,000	780,000	0.2%
106538 – Eagle OZB I	September 12, 2024	780,000	780,000	780,000	0.2%
106767 – Torre Projects	August 2, 2024	286,148	286,148	286,148	0.1%
107081 – Abode Multifamily Opportunity Fund I	August 30, 2024	1,387,000	1,387,000	1,387,000	0.3%
107094 – Grande Vita Homes	December 11, 2024	834,592	834,592	834,592	0.2%
107180 – 902 8th St	August 30, 2024	358,000	358,000	358,000	0.1%
107595 – Dolphin Shores Investments	November 5, 2024	1,286,190	1,286,190	1,286,190	0.3%
107836 – Mahi Mahi 935	August 30, 2024	1,399,000	1,399,000	1,399,000	0.3%
107891 – 10225 Investments	December 11, 2024	46,805	46,805	46,805	0.0%
107982 – Nextgen Eaglerock 13	October 7, 2024	1,656,684	1,656,684	1,656,684	0.4%
107983 – Nextgen Eaglerock 13	October 7, 2024	1,684,816	1,684,816	1,684,816	0.4%
107986 – Nextgen Eaglerock 13	October 7, 2024	2,429,722	2,429,722	2,429,722	0.6%
107997 – Mercado Rodriguez	September 12, 2024	102,850	102,850	102,850	0.0%
108077 – Fifth Avenue Wyn	January 24, 2025	1,820,000	1,820,000	1,820,000	0.4%
108167 – Lime Builders	October 7, 2024	1,809,405	1,809,405	1,809,405	0.4%
108184 – Osprey Ocean	December 11, 2024	2,277,628	2,277,628	2,277,628	0.5%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
108203 – Kirkland 7	January 24, 2025	$1,385,000	$1,385,000	$1,385,000	0.3%
108252 – Hurricane Construction	November 5, 2024	1,522,411	1,522,411	1,522,411	0.4%
108299 – WTM Construction	October 7, 2024	576,317	576,317	576,317	0.1%
108301 – WTM Construction	October 7, 2024	1,347,184	1,347,184	1,347,184	0.3%
108402 – Eagle Rock 17	November 5, 2024	2,001,642	2,001,642	2,001,642	0.5%
108405 – Eagle Rock 17	November 5, 2024	2,136,301	2,136,301	2,136,301	0.5%
108408 – Eagle Rock 17	November 5, 2024	1,148,927	1,148,927	1,148,927	0.3%
108767 – 2717 NE 29th Street	October 7, 2024	2,380,261	2,380,261	2,380,261	0.6%
108769 – TRG Inglewood	October 7, 2024	3,609,000	3,609,000	3,609,000	0.9%
108872 – Addison Hesby	December 11, 2024	2,593,750	2,593,750	2,593,750	0.6%
109030 – VLC Construction & Design	October 7, 2024	234,763	234,763	234,763	0.1%
109339 – Scott Springs Assets	November 5, 2024	406,161	406,161	406,161	0.1%
109398 – 1515 Blake	November 5, 2024	1,607,355	1,607,355	1,607,355	0.4%
109399 – 1515 Blake	November 5, 2024	1,603,795	1,603,795	1,603,795	0.4%
109448 – Kent 9	February 27, 2025	566,000	566,000	566,000	0.1%
109450 – Kent 9	February 27, 2025	566,000	566,000	566,000	0.1%
109696 – Loma Alta 10	December 11, 2024	422,301	422,301	422,301	0.1%
109697 – Loma Alta 10	December 11, 2024	422,301	422,301	422,301	0.1%
109703 – Loma Alta 10	December 11, 2024	422,301	422,301	422,301	0.1%
109704 – Loma Alta 10	December 11, 2024	422,301	422,301	422,301	0.1%
110003 – 791 Crandon Holding 707	October 7, 2024	3,000,000	3,000,000	3,000,000	0.7%
110011 – Dolphin Shores Investments	November 5, 2024	1,538,130	1,538,130	1,538,130	0.4%
110150 – Black Marlin Group	October 7, 2024	3,979,344	3,979,344	3,979,344	1.0%
110234 – Mcdonie Properties	January 10, 2025	2,177,483	2,177,483	2,177,483	0.5%
110342 – Bravo Builders Enterprises	January 24, 2025	2,619,627	2,619,627	2,619,627	0.6%
110465 – TJR Development Inc.	December 11, 2024	1,578,715	1,578,715	1,578,715	0.4%
110811 – 8935 Froude Ave	December 11, 2024	2,010,605	2,010,605	2,010,605	0.5%
110815 – DaVinci Development	December 11, 2024	1,305,487	1,305,487	1,305,487	0.3%
110820 – JT Real Estate Capital Group	January 10, 2025	2,000,000	2,000,000	2,000,000	0.5%
111076 – Twenty	November 5, 2024	1,538,284	1,538,284	1,538,284	0.4%
111089 – 317-319 Laurel Avenue	December 11, 2024	1,397,600	1,397,600	1,397,600	0.3%
111108 – Vesta Investments	November 5, 2024	1,980,703	1,980,703	1,980,703	0.5%
111792 – 88th Street Homes	January 24, 2025	617,865	617,865	617,865	0.1%
111801 – Ronpache Investments and Trade	December 11, 2024	216,450	216,450	216,450	0.1%
111834 – Red Cedar Development	December 11, 2024	1,054,794	1,054,794	1,054,794	0.3%
111866 – Colfax District	December 11, 2024	3,020,160	3,020,160	3,020,160	0.6%
111894 – Up Ruiz Investments	January 10, 2025	216,128	216,128	216,128	0.1%
111941 – 2k Development	December 11, 2024	1,534,527	1,534,527	1,534,527	0.4%
112068 – Dwell LA	January 24, 2025	4,128,419	4,128,419	4,128,419	1.0%
112135 – Twenty	November 5, 2024	898,497	898,497	898,497	0.2%
112319 – 1120 Coronado CS	December 11, 2024	3,543,000	3,543,000	3,543,000	0.9%
112351 – BV Homes	January 10, 2025	2,196,185	2,196,185	2,196,185	0.5%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
112430 – 31 Edward	January 24, 2025	$1,545,161	$1,545,161	$1,545,161	0.4%
112549 – Twenty	November 5, 2024	898,497	898,497	898,497	0.2%
112558 – 44th Ave Developers	December 11, 2024	1,493,761	1,493,761	1,493,761	0.4%
112559 – 44th Ave Developers	December 11, 2024	1,707,070	1,707,070	1,707,070	0.4%
112598 – Villa Bello At Zona	December 11, 2024	2,244,285	2,244,285	2,244,285	0.5%
112599 – Villa Bello At Zona	December 11, 2024	1,990,076	1,990,076	1,990,076	0.5%
112961 – Veluva	December 11, 2024	420,000	420,000	420,000	0.1%
113395 – Del Invest BC2	January 10, 2025	390,000	390,000	390,000	0.1%
113656 – Har Carmel	January 10, 2025	3,643,139	3,643,139	3,643,139	0.9%
113734 – MF Real Estate Investment	January 10, 2025	1,488,944	1,488,944	1,488,944	0.4%
113824 – Caterra Property 3	January 10, 2025	1,722,884	1,722,884	1,722,884	0.4%
113965 – JulianMore	January 24, 2025	3,225,327	3,225,327	3,225,327	0.8%
114043 – 5913 Lubao Ave	January 10, 2025	1,999,263	1,999,263	1,999,263	0.5%
114069 – 4940 Cherry	January 10, 2025	1,525,969	1,525,969	1,525,969	0.4%
114071 – 3144 Elizabeth	January 10, 2025	2,339,950	2,339,950	2,339,950	0.6%
114193 – 541 Normandy 2024	January 24, 2025	840,953	840,953	840,953	0.2%
114221 – CF 4942 Topanga	March 21, 2025	1,980,975	1,980,975	1,980,975	0.5%
114305 – 15440 Dickens	January 24, 2025	1,311,964	1,311,964	1,311,964	0.3%
114521 – 599 Bayshore 2024	January 10, 2025	905,082	905,082	905,082	0.2%
114694 – BH Magic Investments	January 24, 2025	1,403,623	1,403,623	1,403,623	0.3%
114901 – Torre Projects	January 24, 2025	198,375	198,375	198,375	0.1%
114902 – Torre Projects	January 24, 2025	188,123	188,123	188,123	0.1%
114909 – Loitzk Batim 930	January 24, 2025	879,114	879,114	879,114	0.2%
114913 – Loitzk Batim 930	January 10, 2025	879,114	879,114	879,114	0.2%
114914 – Loitzk Batim 930	January 10, 2025	1,460,167	1,460,167	1,460,167	0.4%
114920 – Loitzk Batim 930	January 10, 2025	789,014	789,014	789,014	0.2%
114921 – Mayar International	January 10, 2025	829,960	829,960	829,960	0.2%
115004 – 2k Development	January 24, 2025	2,712,030	2,712,030	2,712,030	0.7%
115011 – 4115 Shadyglade	April 17, 2025	2,812,500	2,812,500	2,812,500	0.7%
115081 – Macedo Property Development	January 24, 2025	362,304	362,304	362,304	0.1%
115108 – Pronghorn Development	January 24, 2025	73,500	73,500	73,500	0.0%
115109 – Pronghorn Development	January 24, 2025	83,500	83,500	83,500	0.0%
115205 – Westchester Avenue	February 27, 2025	732,536	732,536	732,536	0.2%
115231 – Shoreline 940	January 10, 2025	1,573,398	1,573,398	1,573,398	0.4%
115378 – Buza Family Trust	January 10, 2025	1,111,000	1,111,000	1,111,000	0.3%
115414 – Gallery Terra Lago	January 24, 2025	924,000	924,000	924,000	0.2%
115415 – Gallery Terra Lago	January 24, 2025	462,000	462,000	462,000	0.1%
115697 – Grey Collective	January 10, 2025	1,239,909	1,239,909	1,239,909	0.3%
115864 – TVR 2	January 24, 2025	382,790	382,790	382,790	0.1%
116028 – 12 Geneva St	January 10, 2025	2,219,970	2,219,970	2,219,970	0.5%
116301 – Halona Development Group	January 24, 2025	194,756	194,756	194,756	0.1%
117082 – Wilton JT	February 27, 2025	909,030	909,030	909,030	0.2%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
117205 – Axon Real Estate Investments	March 21, 2025	$1,548,124	$1,548,124	$1,548,124	0.4%
117241 – 1813-60 Binyan	March 21, 2025	3,194,728	3,194,728	3,194,728	0.8%
117318 – 662 Granada St	January 24, 2025	1,003,791	1,003,791	1,003,791	0.2%
117396 – Cygnus Construction	February 27, 2025	789,518	789,518	789,518	0.2%
117420 – BJB 1321 Management	February 27, 2025	2,475,000	2,475,000	2,475,000	0.6%
117421 – Royal Management Group	February 27, 2025	100,007	100,007	100,007	0.0%
117664 – Retail Bee	February 27, 2025	131,250	131,250	131,250	0.0%
117679 – Vault Money Investments	February 27, 2025	2,144,720	2,144,720	2,144,720	0.5%
117712 – RR 2710 Development Group	February 27, 2025	1,548,585	1,548,585	1,548,585	0.4%
117729 – Built Full Homes	April 17, 2025	123,458	123,458	123,458	0.0%
117767 – S&B Building Your Home	February 27, 2025	200,716	200,716	200,716	0.0%
117770 – G3 Gomes	February 27, 2025	198,606	198,606	198,606	0.0%
117775 – Solid Residences	February 27, 2025	211,926	211,926	211,926	0.0%
118026 – Holliday Homes	April 2, 2025	902,096	902,096	902,096	0.2%
118242 – Ramsgate Property	April 2, 2025	2,090,000	2,090,000	2,090,000	0.5%
118588 – Carolinas Builders	April 17, 2025	1,215,000	1,215,000	1,215,000	0.3%
118590 – Carolinas Builders	April 17, 2025	1,215,000	1,215,000	1,215,000	0.3%
118591 – Carolinas Builders	April 17, 2025	1,215,000	1,215,000	1,215,000	0.3%
118708 – O. Rhyan Capital Management	April 2, 2025	1,855,750	1,855,750	1,855,750	0.4%
118766 – Hazen Grp.	April 2, 2025	4,506,376	4,506,376	4,506,376	1.1%
118866 – BV Homes	February 27, 2025	226,587	226,587	226,587	0.1%
118912 – North Fitzhugh LP	March 21, 2025	1,995,224	1,995,224	1,995,224	0.5%
118929 – 842 Meadow Creek	March 21, 2025	1,180,431	1,180,431	1,180,431	0.3%
119128 – Burien 10	March 21, 2025	1,299,420	1,299,420	1,299,420	0.3%
119132 – Burien 10	March 21, 2025	858,714	858,714	858,714	0.2%
119137 – Burien 10	March 21, 2025	849,509	849,509	849,509	0.2%
119487 – CAP Housing	March 21, 2025	193,500	193,500	193,500	0.1%
119537 – AJ15305	March 21, 2025	2,038,403	2,038,403	2,038,403	0.5%
119564 – R.I USA Multiservices	April 17, 2025	2,252,000	2,252,000	2,252,000	0.5%
119622 – Parkside Homes	April 2, 2025	1,741,131	1,741,131	1,741,131	0.4%
119640 – Valvera Investments	March 21, 2025	197,274	197,274	197,274	0.1%
119721 – Fortune Investment Group	April 2, 2025	333,000	333,000	333,000	0.1%
120177 – Grey Collective	March 21, 2025	1,232,500	1,232,500	1,232,500	0.3%
120181 – 75 NW 41 St. Holdings	April 2, 2025	1,727,416	1,727,416	1,727,416	0.4%
120265 – N&B Real Estate Investment Group	March 21, 2025	170,720	170,720	170,720	0.0%
120293 – 1812 Hunters Glen	April 2, 2025	1,666,000	1,666,000	1,666,000	0.4%
120294 – IVCM Holdings	April 2, 2025	463,000	463,000	463,000	0.1%
120373 – 46 Fayette	March 21, 2025	1,462,460	1,462,460	1,462,460	0.4%
120604 – GP Ocala VI	March 21, 2025	557,978	557,978	557,978	0.1%
120680 – 907 Morton St.	April 2, 2025	484,252	484,252	484,252	0.1%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
120798 – Basad	April 2, 2025	$2,613,577	$2,613,577	$2,613,577	0.6%
120806 – 4848 Fulton	April 17, 2025	1,279,204	1,279,204	1,279,204	0.3%
120964 – 4-8 E. Springfield	April 17, 2025	2,307,965	2,307,965	2,307,965	0.6%
121021 – Black Marlin Group	April 2, 2025	2,604,825	2,604,825	2,604,825	0.6%
121026 – Sweet Home Advisors	April 17, 2025	2,865,000	2,865,000	2,865,000	0.7%
121154 – W. Baker St. Apts	April 17, 2025	368,373	368,373	368,373	0.1%
121256 – Corenest Development	April 17, 2025	689,479	689,479	689,479	0.2%
121258 – AD Customs	April 17, 2025	103,484	103,484	103,484	0.0%
121261 – Watson Recovery Enterprises	April 17, 2025	46,720	46,720	46,720	0.0%
121262 – LLG Enterprises	April 17, 2025	279,010	279,010	279,010	0.1%
121264 – Ground-up Customz/Empower Estates Customs	April 17, 2025	763,016	763,016	763,016	0.2%
121265 – Pelican Equity Partnership Inc.	April 17, 2025	297,300	297,300	297,300	0.1%
121266 – Vertex Custom Homes	April 17, 2025	391,392	391,392	391,392	0.1%
121267 – Manzaba Property Investments	April 17, 2025	133,155	133,155	133,155	0.0%
121268 – Hibernia Investment	April 17, 2025	849,753	849,753	849,753	0.2%
121270 – MZRCO	April 17, 2025	49,991	49,991	49,991	0.0%
121620 – 2305 Tamarind Drive	April 17, 2025	1,650,000	1,650,000	1,650,000	0.4%
121644 – BJB 1321 Management	April 17, 2025	2,520,000	2,520,000	2,520,000	0.6%
121664 – Platinum Enterprise	April 17, 2025	684,000	684,000	684,000	0.2%
121901 – Black Star Development	April 17, 2025	1,422,000	1,422,000	1,422,000	0.3%
121917 – Bidwell Commons Townhomes	April 17, 2025	1,204,900	1,204,900	1,204,900	0.3%
122126 – Oak View Development	June 20, 2025	1,875,732	1,875,732	1,875,732	0.5%
122295 – Wolf Contracting	June 20, 2025	743,919	743,919	743,919	0.2%
122563 – Black Star Development	April 17, 2025	1,500,000	1,500,000	1,500,000	0.4%
122571 – Black Star Development	April 17, 2025	1,500,000	1,500,000	1,500,000	0.4%
122718 – Dommus Construction Corp.	June 27, 2025	756,400	756,400	756,400	0.2%
122723 – 3302 Park	April 4, 2025	275,000	275,000	275,000	0.1%
122724 – 151 S St. NW	April 4, 2025	275,000	275,000	275,000	0.1%
122840 – HHH Rentals	June 20, 2025	217,338	217,338	217,338	0.1%
122841 – HHH Rentals	June 20, 2025	365,583	365,583	365,583	0.1%
123234 – 5225 Connecticut Owner & WE 5225 Connecticut Ave	April 4, 2025	1,750,000	1,750,000	1,750,000	0.4%
123238 – Prada Home Ventures	June 27, 2025	12,960	12,960	12,960	0.0%
123264 – Trailside Oaks Austin	July 18, 2025	1,501,500	1,501,500	1,501,500	0.4%
123304 – Logos Homes	July 18, 2025	280,000	280,000	280,000	0.1%
123392 – 429 13th St. NE	May 2, 2025	6,700,000	6,700,000	6,700,000	1.6%
123411 – RKAI Properties & Baruj Hashem	June 20, 2025	286,461	286,461	286,461	0.1%
123412 – Thirty Seven Sunrise	June 27, 2025	1,450,001	1,450,001	1,450,001	0.4%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
123424 – S&P Construction & Development	June 20, 2025	$186,417	$186,417	$186,417	0.0%
123469 – 5601 Fishburn	June 27, 2025	3,245,000	3,245,000	3,245,000	0.8%
123471 – Rental Shop Development	June 20, 2025	143,950	143,950	143,950	0.0%
123488 – IDS Construction Company	June 20, 2025	1,267,467	1,267,467	1,267,467	0.3%
123554 – Malo Development Company – Lakota	July 18, 2025	1,241,023	1,241,023	1,241,023	0.3%
123565 – Duran USA Group	June 20, 2025	93,485	93,485	93,485	0.0%
123689 – VIP Homes	June 20, 2025	214,108	214,108	214,108	0.1%
123842 – VIP Homes	June 20, 2025	89,287	89,287	89,287	0.0%
123892 – 36 Cyril	June 27, 2025	709,831	709,831	709,831	0.2%
123893 – 36 Cyril	June 20, 2025	773,162	773,162	773,162	0.2%
123904 – Habitus Coconut Grove F1-C	June 27, 2025	2,579,500	2,579,500	2,579,500	0.6%
123913 – 30 NW 59 Street Investment	June 20, 2025	1,724,623	1,724,623	1,724,623	0.4%
124038 – Virginia Ct Campbell	July 18, 2025	2,521,700	2,521,700	2,521,700	0.6%
124118 – Mia Residences	June 27, 2025	1,726,628	1,726,628	1,726,628	0.4%
124121 – Mia Residences	June 27, 2025	1,629,839	1,629,839	1,629,839	0.4%
124383 – 7700 Investment Group	July 18, 2025	1,500,000	1,500,000	1,500,000	0.4%
124588 – 4200 Chase	July 18, 2025	3,008,095	3,008,095	3,008,095	0.7%
124687 – Manico Investment	July 18, 2025	327,212	327,212	327,212	0.1%
124779 – Bliss Fort Pierce	July 18, 2025	882,928	882,928	882,928	0.2%
124922 – GS West Coast Investments	June 27, 2025	3,300,000	3,300,000	3,300,000	0.8%
124951 – Robert Eric Epps	June 20, 2025	464,546	464,546	464,546	0.1%
124986 – Maas Rehab & Mary Ellen And Mary Lee	June 27, 2025	268,050	268,050	268,050	0.1%
125008 – Maxo Developments	July 18, 2025	30,000	30,000	30,000	0.0%
125100 – 8717 S. Central	July 18, 2025	4,305,419	4,305,419	4,305,419	1.0%
125112 – Toussaint Ateliers Residences	July 18, 2025	405,000	405,000	405,000	0.1%
125124 – 526 NW 15th Terr	June 27, 2025	254,970	254,970	254,970	0.1%
125125 – 634 NW 12th Ave	June 27, 2025	316,338	316,338	316,338	0.1%
125221 – Taku Construction	July 18, 2025	4,375,937	4,375,937	4,375,937	1.1%
125229 – La Sabana	June 27, 2025	586,497	586,497	586,497	0.1%
125272 – Solida I Real Estate	June 27, 2025	134,913	134,913	134,913	0.0%
125273 – Solida I Real Estate	June 27, 2025	54,823	54,823	54,823	0.0%
125300 – Andyvale	June 27, 2025	260,250	260,250	260,250	0.1%
125337 – Schurman Cottages	June 27, 2025	1,123,608	1,123,608	1,123,608	0.3%
125357 – 412 Woodcrest	October 24, 2025	2,348,776	2,348,776	2,348,776	0.6%
125515 – Homes Instyle	July 18, 2025	680,000	680,000	680,000	0.2%
125565 – M & J Pham Development	June 27, 2025	1,505,000	1,505,000	1,505,000	0.4%
125570 – M&J Pham Development	June 27, 2025	3,571,750	3,571,750	3,571,750	0.9%
125583 – Open Water Realty	June 27, 2025	170,935	170,935	170,935	0.0%
125611 – LTC BC3 Real Estate Fund	July 18, 2025	1,203,535	1,203,535	1,203,535	0.3%
125614 – LTC BC3 Real Estate Fund	July 18, 2025	461,415	461,415	461,415	0.1%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
125623 – Willa Mae Investments	June 27, 2025	$1,545,492	$1,545,492	$1,545,492	0.4%
125679 – Dara 1 Holdings	July 18, 2025	2,788,629	2,788,629	2,788,629	0.7%
125690 – 625 Worthington	June 27, 2025	354,000	354,000	354,000	0.1%
125692 – Damai Resort Investments	July 18, 2025	1,781,250	1,781,250	1,781,250	0.4%
125693 – Damai Resort Investments	July 18, 2025	1,762,500	1,762,500	1,762,500	0.4%
125694 – Damai Resort Investments	June 27, 2025	1,811,250	1,811,250	1,811,250	0.4%
125774 – One Star Development	June 20, 2025	1,560,000	1,560,000	1,560,000	0.4%
125848 – Highland Park 21	July 18, 2025	3,090,838	3,090,838	3,090,838	0.7%
126022 – Charleston Affordable Development Group	June 27, 2025	39,000	39,000	39,000	0.0%
126032 – Charleston Affordable Development Group	June 20, 2025	60,000	60,000	60,000	0.0%
126105 – B Life Capital 26	June 20, 2025	1,287,000	1,287,000	1,287,000	0.3%
126221 – JP&C Properties	July 18, 2025	2,182,467	2,182,467	2,182,467	0.5%
126255 – Duran USA Group	July 18, 2025	145,640	145,640	145,640	0.0%
126258 – 1124 NW 2nd St	June 20, 2025	446,250	446,250	446,250	0.1%
126273 – 859 Beacon	July 18, 2025	1,638,859	1,638,859	1,638,859	0.4%
126281 – Douglas 10	July 18, 2025	2,170,379	2,170,379	2,170,379	0.5%
126291 – Multipropiedades Investments	July 18, 2025	132,522	132,522	132,522	0.0%
126387 – 321 North Lucerne	July 18, 2025	2,381,494	2,381,494	2,381,494	0.6%
126394 – FlipWave Investments	July 18, 2025	525,000	525,000	525,000	0.1%
127039 – Blue Sky Builders	July 18, 2025	639,358	639,358	639,358	0.2%
127275 – Taku Construction	July 18, 2025	930,000	930,000	930,000	0.2%
127319 – Open Water Realty	July 18, 2025	192,685	192,685	192,685	0.0%
127729 – J&K Rise Home Services	July 18, 2025	225,575	225,575	225,575	0.0%
129766 – 608 Walker Road	October 24, 2025	293,002	293,002	293,002	0.1%
130333 – Sunpacific Partners	October 24, 2025	1,728,900	1,728,900	1,728,900	0.4%
130467 – AAA Milano House Luxury Oceanfront Developer	December 5, 2025	335,000	335,000	335,000	0.1%
130468 – AAA Milano House Luxury Oceanfront Developer	December 5, 2025	335,000	335,000	335,000	0.1%
130469 – AAA Milano House Luxury Oceanfront Developer	December 5, 2025	335,000	335,000	335,000	0.1%
131434 – The OG Group	October 24, 2025	1,623,500	1,623,500	1,623,500	0.4%
131914 – Hallmark Building Corporation	October 24, 2025	3,100,000	3,100,000	3,100,000	0.7%
132384 – Humble Pride Lovedale LP	December 5, 2025	308,000	308,000	308,000	0.1%
132561 – 950 NW Apartments	December 5, 2025	662,400	662,400	662,400	0.2%
132620 – Evol Holdings	December 5, 2025	350,000	350,000	350,000	0.1%
132990 – D&G Luxury Management	October 24, 2025	585,000	585,000	585,000	0.1%
133030 – Lake Development	October 24, 2025	141,000	141,000	141,000	0.0%
133115 – Amagansett South Holdings	December 5, 2025	1,649,758	1,649,758	1,649,758	0.4%
133276 – 2 Mellow Street	October 24, 2025	568,000	568,000	568,000	0.1%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
133284 – Beachside Dev Holdings	October 24, 2025	$1,063,899	$1,063,899	$1,063,899	0.2%
133332 – Probiz Estate Investment HOL2	October 24, 2025	3,160,000	3,160,000	3,160,000	0.7%
133721 – JBN Property Investments	October 24, 2025	59,061	59,061	59,061	0.0%
133822 – Sanctuary Parcel 1	December 5, 2025	955,000	955,000	955,000	0.2%
133823 – Sanctuary Parcel 1	December 5, 2025	1,055,000	1,055,000	1,055,000	0.2%
133824 – Sanctuary Parcel 1	December 5, 2025	1,025,000	1,025,000	1,025,000	0.2%
133826 – Sanctuary Parcel 1	December 5, 2025	1,055,000	1,055,000	1,055,000	0.2%
133827 – Sanctuary Parcel 1	December 5, 2025	1,055,000	1,055,000	1,055,000	0.2%
133874 – Magnolia PDI	December 5, 2025	1,600,754	1,600,754	1,600,754	0.4%
134546 – Stocks and Investments	December 5, 2025	220,500	220,500	220,500	0.1%
134743 – Crestar Homes Corp	December 5, 2025	606,000	606,000	606,000	0.2%
134771 – XGlobal3 Investments	December 5, 2025	920,000	920,000	920,000	0.2%
134772 – Seither & Associates Investment Group and Ezyres	December 5, 2025	344,535	344,535	344,535	0.1%
134998 – 3A BC Homes	December 5, 2025	415,000	415,000	415,000	0.1%
134999 – 3A BC Homes	December 5, 2025	580,000	580,000	580,000	0.1%
135023 – R&R Casitas	December 5, 2025	1,177,712	1,177,712	1,177,712	0.3%
135354 – 3216 Butler Bay	December 5, 2025	2,061,957	2,061,957	2,061,957	0.5%
135442 – Treweek Construction	December 5, 2025	35,730	35,730	35,730	0.0%
135513 – Beachside Dev Holdings	December 5, 2025	946,000	946,000	946,000	0.2%
135587 – Fenix-Orion	December 5, 2025	1,390,000	1,390,000	1,390,000	0.3%
135718 – MHD Real Estate	December 5, 2025	485,750	485,750	485,750	0.1%
The Mall at Johnson City	November 24, 2025	14,400,000	14,400,000	14,400,000	3.5%
TL Mosaika	April 17, 2025	3,330,984	3,330,984	3,330,984	0.8%
TL Pepperell Mill	December 23, 2024	5,777,760	5,777,760	5,777,760	1.4%
			$717,221,568	$717,221,568

9. Contingencies and commitments

In the normal course of business, the Fund will enter into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
9. Contingencies and commitments – (Continued)

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. At December 31, 2025, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments. The Fund’s unfunded commitments as of December 31, 2025 are as follows:

Participation Notes & Real Estate Mortgages	Unfunded Commitments	Unfunded Commitments Fair Value
3340 – San Antonio Palo Alto	$221,015	$221,015
3356 – GK West 47th	195,370	195,370
3358-01 – 123 Speer Owner	743,098	743,098
3391 – ZDJ W 37	16,149,875	16,149,875
3398 – 305 Briny	1,989,170	1,989,170
3399 – BH3 Malibu	887,205	887,205
3403 – Rosslyn Senior Participation	1,513,136	1,513,136
3412-02 – Imagine WV	40,286	40,286
3413 – MTP – Paseo Phase III Land	368,460	368,460
3434 – 1 Water Street	73,816	73,816
3454 – 2nd & Steele	21,497,051	21,497,051
3455J – 140 Hayground Cove Road Partners	157,454	157,454
3455S – 140 Hayground Cove Senior Partners	220,436	220,436
3474 – 3532 CPB	411,953	411,953
3479 – Fisher Land 22	2,147,953	2,147,953
83824 – 2511 NW 25 Ave.	30,292	30,292
91530 – RRCAP-FA Blume Road	174,504	174,504
91574 – A5 International Properties	2,451	2,451
91575 – A5 International Properties	2,125	2,125
91576 – A5 International Properties	3,871	3,871
91577 – A5 International Properties	28,390	28,390
91578 – A5 International Properties	57,575	57,575
94110 – A5 International Properties	145,140	145,140
94111 – A5 International Properties	27,150	27,150
94112 – A5 International Properties	19,384	19,384
94113 – A5 International Properties	57,495	57,495
94114 – A5 International Properties	146,234	146,234
96483 – Affordable Housing Group LTD	2,790,455	2,790,455
97931 – 2316 PCDEV	1,877,282	1,877,282
98104 – Desert Modern Development	409,836	409,836
98258 – 1740 PCDEV	385,169	385,169
98617 – Lakeview Real Estate Fund	3,459,849	3,459,849
98618 – Lakeview Real Estate Fund	3,941,075	3,941,075
98619 – Lakeview Real Estate Fund	3,675,571	3,675,571
98620 – Lakeview Real Estate Fund	3,513,780	3,513,780
98767 – 426 E. 17th St.	2,961	2,961
98769 – 1292 Beauregard	92,808	92,808
98771 – 1292 Beauregard	129,617	129,617

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
9. Contingencies and commitments – (Continued)
Participation Notes & Real Estate Mortgages	Unfunded Commitments	Unfunded Commitments Fair Value
98803 – Moon Equities	$452,128	$452,128
99269 – 1688 Sunset Plaza Drive Partners	2,176,679	2,176,679
100356 – NRM Group	288,330	288,330
100357 – NRM Group	1,494,571	1,494,571
100358 – NRM Group	132,557	132,557
100359 – NRM Group	1,554,416	1,554,416
101221 – USA Luxury Developer II	26,791	26,791
101296 – 5700 Clemson	301,867	301,867
101808 – Educate Capital	666,058	666,058
101873 – Valentin Construction & Development	2,131,746	2,131,746
102044 – Lian 166 Washington	23,950	23,950
102093 – Danva Prosper Fontanarosa Homes	77,530	77,530
102094 – Danva Prosper Fontanarosa Homes	193,417	193,417
102095 – Danva Prosper Fontanarosa Homes	192,447	192,447
102096 – Danva Prosper Fontanarosa Homes	59,232	59,232
102097 – Danva Prosper Fontanarosa Homes	203,539	203,539
102111 – Westlake Mountainview	1,144,307	1,144,307
102137 – Gill Development	1,429,000	1,429,000
102535 – TRMF & Associates	750,005	750,005
102607 – 158 & 160 Eckerson	1,794,644	1,794,644
102608 – 158 & 160 Eckerson	590,830	590,830
102696 – 4798 NE 2nd Ave.	1,250,000	1,250,000
102697 – 4798 NE 2nd Ave.	1,250,000	1,250,000
102698 – 4798 NE 2nd Ave.	1,250,000	1,250,000
103728 – Barcel	994,072	994,072
103771 – Rhino Homes	833,579	833,579
103772 – Rhino Homes	1,783,281	1,783,281
103980 – KPI Equity Holdings I	21,353	21,353
104447 – Watermark Homes	786,606	786,606
104480 – Elmer Avenue	260,128	260,128
105003 – 43 Westwood	1,394,486	1,394,486
105004 – 43 Westwood	2,270,394	2,270,394
105005 – 43 Westwood	1,975,036	1,975,036
105006 – 43 Westwood	1,966,409	1,966,409
105243 – GT Three	209,550	209,550
105261 – SeaScape Homes	980,693	980,693
106767 – Torre Projects	102,352	102,352
107094 – Grande Vita Homes	349,408	349,408
107180 – 902 8th St	7,500	7,500
107891 – 10225 Investments	492,195	492,195
107982 – Nextgen Eaglerock 13	347,029	347,029
107983 – Nextgen Eaglerock 13	328,184	328,184
107986 – Nextgen Eaglerock 13	569,686	569,686

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
9. Contingencies and commitments – (Continued)
Participation Notes & Real Estate Mortgages	Unfunded Commitments	Unfunded Commitments Fair Value
107997 – Mercado Rodriguez	$55,102	$55,102
108167 – Lime Builders	825,595	825,595
108184 – Osprey Ocean	405,271	405,271
108203 – Kirkland 7	1,923,000	1,923,000
108252 – Hurricane Construction	24,539	24,539
108299 – WTM Construction	309,193	309,193
108301 – WTM Construction	613,142	613,142
108402 – Eagle Rock 17	923,358	923,358
108405 – Eagle Rock 17	788,699	788,699
108408 – Eagle Rock 17	1,071,073	1,071,073
108767 – 2717 NE 29th Street	478,466	478,466
108872 – Addison Hesby	2,250	2,250
109030 – VLC Construction & Design	5,237	5,237
109339 – Scott Springs Assets	7,335	7,335
109398 – 1515 Blake	64,645	64,645
109399 – 1515 Blake	68,205	68,205
109448 – Kent 9	984,000	984,000
109450 – Kent 9	984,000	984,000
109696 – Loma Alta 10	872,667	872,667
109697 – Loma Alta 10	872,667	872,667
109703 – Loma Alta 10	872,667	872,667
109704 – Loma Alta 10	872,667	872,667
110150 – Black Marlin Group	776,971	776,971
110234 – Mcdonie Properties	367,517	367,517
110342 – Bravo Builders Enterprises	98,123	98,123
110465 – TJR Development Inc.	1,421,285	1,421,285
110811 – 8935 Froude Ave	525,618	525,618
110815 – DaVinci Development	205,113	205,113
111076 – Twenty	421,716	421,716
111089 – 317-319 Laurel Avenue	168,700	168,700
111108 – Vesta Investments	26,896	26,896
111792 – 88th Street Homes	1,709,135	1,709,135
111866 – Colfax District	211,840	211,840
111894 – Up Ruiz Investments	17,872	17,872
111941 – 2k Development	310,473	310,473
112068 – Dwell LA	871,581	871,581
112135 – Twenty	807,368	807,368
112351 – BV Homes	1,025,437	1,025,437
112430 – 31 Edward	2,448,925	2,448,925
112549 – Twenty	807,368	807,368
112558 – 44th Ave Developers	1,935,580	1,935,580
112559 – 44th Ave Developers	2,212,176	2,212,176
112598 – Villa Bello At Zona	705,715	705,715

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
9. Contingencies and commitments – (Continued)
Participation Notes & Real Estate Mortgages	Unfunded Commitments	Unfunded Commitments Fair Value
112599 – Villa Bello At Zona	$1,209,924	$1,209,924
113395 – Del Invest BC2	1,570,000	1,570,000
113656 – Har Carmel	276,861	276,861
113734 – MF Real Estate Investment	746,056	746,056
113824 – Caterra Property 3	167,117	167,117
113965 – JulianMore	728,258	728,258
114043 – 5913 Lubao Ave	1,170,737	1,170,737
114069 – 4940 Cherry	1,006,827	1,006,827
114071 – 3144 Elizabeth	160,050	160,050
114193 – 541 Normandy 2024	789,047	789,047
114221 – CF 4942 Topanga	738,025	738,025
114521 – 599 Bayshore 2024	989,918	989,918
114694 – BH Magic Investments	546,377	546,377
114901 – Torre Projects	67,625	67,625
114902 – Torre Projects	75,777	75,777
114909 – Loitzk Batim 930	1,025,234	1,025,234
114913 – Loitzk Batim 930	1,025,234	1,025,234
114914 – Loitzk Batim 930	354,081	354,081
114920 – Loitzk Batim 930	1,025,234	1,025,234
114921 – Mayar International	7,020	7,020
115004 – 2k Development	1,128,470	1,128,470
115011 – 4115 Shadyglade	1,047,500	1,047,500
115081 – Macedo Property Development	114,240	114,240
115108 – Pronghorn Development	619,500	619,500
115109 – Pronghorn Development	630,500	630,500
115205 – Westchester Avenue	1,227,163	1,227,163
115231 – Shoreline 940	1,426,602	1,426,602
115697 – Grey Collective	1,881,515	1,881,515
116028 – 12 Geneva St	20,030	20,030
117082 – Wilton JT	74,970	74,970
117205 – Axon Real Estate Investments	254,376	254,376
117241 – 1813-60 Binyan	124,022	124,022
117396 – Cygnus Construction	190,847	190,847
117421 – Royal Management Group	46,993	46,993
117679 – Vault Money Investments	75,280	75,280
117712 – RR 2710 Development Group	91,415	91,415
117729 – Built Full Homes	112,142	112,142
117767 – S&B Building Your Home	33,190	33,190
117770 – G3 Gomes	35,141	35,141
117775 – Solid Residences	22,074	22,074
118026 – Holliday Homes	73,704	73,704
118708 – O. Rhyan Capital Management	247,000	247,000
118766 – Hazen Grp.	493,624	493,624

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
9. Contingencies and commitments – (Continued)
Participation Notes & Real Estate Mortgages	Unfunded Commitments	Unfunded Commitments Fair Value
118866 – BV Homes	$123,798	$123,798
118912 – North Fitzhugh LP	870,876	870,876
118929 – 842 Meadow Creek	818,069	818,069
119128 – Burien 10	128,609	128,609
119132 – Burien 10	569,315	569,315
119137 – Burien 10	578,520	578,520
119537 – AJ15305	320,347	320,347
119564 – R.I USA Multiservices	1,024,000	1,024,000
119622 – Parkside Homes	1,282,491	1,282,491
119640 – Valvera Investments	3,326	3,326
119721 – Fortune Investment Group	42,900	42,900
120177 – Grey Collective	2,058,378	2,058,378
120181 – 75 NW 41 St. Holdings	1,060,218	1,060,218
120294 – IVCM Holdings	20,000	20,000
120373 – 46 Fayette	875,000	875,000
120680 – 907 Morton St.	459,748	459,748
120798 – Basad	531,423	531,423
120806 – 4848 Fulton	970,796	970,796
120964 – 4-8 E. Springfield	742,035	742,035
121154 – W. Baker St. Apts	31,547	31,547
121256 – Corenest Development	233,749	233,749
121258 – AD Customs	501,610	501,610
121261 – Watson Recovery Enterprises	212,780	212,780
121262 – LLG Enterprises	523,730	523,730
121264 – Ground-up Customz/Empower Estates Customs	159,234	159,234
121265 – Pelican Equity Partnership Inc.	8,700	8,700
121266 – Vertex Custom Homes	252,908	252,908
121267 – Manzaba Property Investments	19,095	19,095
121268 – Hibernia Investment	1,825,247	1,825,247
121270 – MZRCO	18,009	18,009
121917 – Bidwell Commons Townhomes	3,755,100	3,755,100
122126 – Oak View Development	299,268	299,268
122295 – Wolf Contracting	124,431	124,431
122718 – Dommus Construction Corp.	139,500	139,500
122840 – HHH Rentals	20,010	20,010
122841 – HHH Rentals	8,120	8,120
123238 – Prada Home Ventures	184,697	184,697
123304 – Logos Homes	1,069,999	1,069,999
123411 – RKAI Properties & Baruj Hashem	564	564
123412 – Thirty Seven Sunrise	2,389,999	2,389,999
123424 – S&P Construction & Development	11,833	11,833
123469 – 5601 Fishburn	1,269,800	1,269,800
123488 – IDS Construction Company	2,227,533	2,227,533

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
9. Contingencies and commitments – (Continued)
Participation Notes & Real Estate Mortgages	Unfunded Commitments	Unfunded Commitments Fair Value
123554 – Malo Development Company – Lakota	$2,629,977	$2,629,977
123565 – Duran USA Group	135,644	135,644
123689 – VIP Homes	137,155	137,155
123842 – VIP Homes	297,561	297,561
123892 – 36 Cyril	2,634,518	2,634,518
123893 – 36 Cyril	2,921,202	2,921,202
123913 – 30 NW 59 Street Investment	370,143	370,143
124038 – Virginia Ct Campbell	155,800	155,800
124118 – Mia Residences	193,373	193,373
124121 – Mia Residences	235,161	235,161
124588 – 4200 Chase	1,991,905	1,991,905
124687 – Manico Investment LLC	52,569	52,569
124779 – Bliss Fort Pierce	3,641,197	3,641,197
124951 – Robert Eric Epps	1,161,404	1,161,404
124986 – Maas Rehab & Mary Ellen And Mary Lee	80,450	80,450
125008 – Maxo Developments	1,535,829	1,535,829
125100 – 8717 S. Central	110,581	110,581
125112 – Toussaint Ateliers Residences	1,092,000	1,092,000
125124 – 526 NW 15th Terr	15,500	15,500
125125 – 634 NW 12th Ave	6,162	6,162
125221 – Taku Construction	624,063	624,063
125229 – La Sabana	363,503	363,503
125272 – Solida I Real Estate	69,087	69,087
125273 – Solida I Real Estate	155,977	155,977
125337 – Schurman Cottages	1,134,175	1,134,175
125357 – 412 Woodcrest LLC	1,960,966	1,960,966
125515 – Homes Instyle	1,275,013	1,275,013
125565 – M & J Pham Development	1,895,000	1,895,000
125611 – LTC BC3 Real Estate Fund	565,182	565,182
125614 – LTC BC3 Real Estate Fund	319,294	319,294
125623 – Willa Mae Investments	184,508	184,508
125679 – Dara 1 Holdings	991,371	991,371
125690 – 625 Worthington	1,275,000	1,275,000
125848 – Highland Park 21	909,162	909,162
126022 – Charleston Affordable Development Group	268,658	268,658
126032 – Charleston Affordable Development Group	690,000	690,000
126221 – JP&C Properties	231,813	231,813
126255 – Duran USA Group	107,060	107,060
126258 – 1124 NW 2nd St	37,500	37,500
126273 – 859 Beacon	2,547,135	2,547,135
126281 – Douglas 10	4,769	4,769
126291 – Multipropiedades Investments	59,978	59,978
126387 – 321 North Lucerne	208,506	208,506

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
9. Contingencies and commitments – (Continued)
Participation Notes & Real Estate Mortgages	Unfunded Commitments	Unfunded Commitments Fair Value
127039 – Blue Sky Builders	$593,100	$593,100
127275 – Taku Construction	667,117	667,117
127319 – Open Water Realty	265	265
127729 – J&K Rise Home Services	19,310	19,310
129766 – 608 Walker Road	2,556,998	2,556,998
130333 – Sunpacific Partners	475,100	475,100
130467 – AAA Milano House Luxury Oceanfront Developer	1,450,000	1,450,000
130468 – AAA Milano House Luxury Oceanfront Developer	1,450,000	1,450,000
130469 – AAA Milano House Luxury Oceanfront Developer	1,450,000	1,450,000
131434 – The OG Group	961,500	961,500
132384 – Humble Pride Lovedale LP	1,128,500	1,128,500
132561 – 950 NW Apartments	240,000	240,000
132620 – Evol Holdings	125,000	125,000
132990 – D&G Luxury Management	1,772,566	1,772,566
133030 – Lake Development	766,587	766,587
133115 – Amagansett South Holdings	3,013,341	3,013,341
133284 – Beachside Dev Holdings	1,014,101	1,014,101
133721 – JBN Property Investments	286,258	286,258
133822 – Sanctuary Parcel 1	937,500	937,500
133823 – Sanctuary Parcel 1	1,537,500	1,537,500
133824 – Sanctuary Parcel 1	1,859,000	1,859,000
133826 – Sanctuary Parcel 1	1,537,500	1,537,500
133827 – Sanctuary Parcel 1	1,537,500	1,537,500
133874 – Magnolia PDI	1,596,746	1,596,746
134743 – Crestar Homes Corp	1,399,375	1,399,375
134771 – XGlobal3 Investments	1,723,956	1,723,956
134772 – Seither & Associates Investment Group and Ezyres	985,465	985,465
134998 – 3A BC Homes	1,866,981	1,866,981
134999 – 3A BC Homes	2,143,362	2,143,362
135023 – R&R Casitas	150,000	150,000
135354 – 3216 Butler Bay	918,657	918,657
135442 – Treweek Construction	190,300	190,300
135513 – Beachside Dev Holdings	907,000	907,000
135587 – Fenix-Orion	50,500	50,500
135718 – MHD Real Estate	283,500	283,500
	$257,081,912	$257,081,912

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025

10. Federal Tax Information

For the tax year ended December 31, 2025, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$721,378,244
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$—

For the tax year ended December 31, 2025, there were no permanent book to tax reclassifications.

The tax character of distributions paid during the tax year ended December 31, 2025 were as follows:

Distributions paid from:
Ordinary income	$27,932,736
Total distributions paid	$27,932,736

For the tax year ended December 31, 2025, the components of accumulated earnings on a tax basis for the Fund were as follows:

Undistributed Ordinary Income	$151,183
Undistributed Long-Term Capital Gains	—
Accumulated Capital and Other Losses	—
Unrealized Appreciation (Depreciation)	—
Total	$151,183

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including expanded rate reconciliation disclosures and additional income taxes paid and pre-tax income disaggregation. ASU 2023-09 requires companies to disclose, on an annual basis, specific categories in the effective tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. The Company adopted ASU 2023-09 and applied the disclosure requirement on a prospective basis effective for the year ended December 31, 2025. The ASU 2023-09 adoption did not have a material impact on the Company’s consolidated financial position, results of operations, or cash flows.

11. Master Repurchase Agreement

On April 23, 2024, Naikan I SPV, LLC (“SPV 1”) entered into a Master Repurchase Agreement (the “Repurchase Agreement”) with Churchill MRA Funding I LLC, a Delaware limited liability company (“Churchill”), pursuant to which Churchill has agreed, up to a maximum $300 million as of December 31, 2025 and subject to the terms and conditions of the Repurchase Agreement, that Churchill may from time to time enter into one or more transactions consisting of a purchase by Churchill from SPV 1 of certain mortgage loans and the subsequent repurchase by SPV 1 from Churchill of such purchased mortgage loans. The cost of capital under the Repurchase Agreement is equal to the sum of (a) a floating rate equal to the three-month CME Term SOFR plus a 2.50% applicable spread, unless the applicable spread is otherwise agreed to between Churchill and SPV 1 plus (b) 0.35% advance rate of the borrowing base plus (c) 0.08% of the advance outstanding payable on a monthly basis. The Fund is the guarantor of the Repurchase Agreement.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
11. Master Repurchase Agreement – (Continued)

At December 31, 2025, the total amount outstanding under the Repurchase Agreement was $224,003,363. The collateral pledged to Churchill at December 31, 2025 was 278 real estate mortgage loans that had an aggregate market value of $367,340,382. The interest accrued at December 31, 2025 was $1,287,926. For the year ended December 31, 2025, the effective rate charged under the Repurchase Agreement was 6.35% and interest incurred was $13,217,298.

December 31, 2025
Real Estate Mortgage Loans
Overnight	$—
Up to 30 Days	$—
30 to 90 Days	$—
Over 90 Days	$224,003,363
On Demand	$—
Total	$224,003,363

12. Collateralized Loan Obligation Financing

On November 27, 2024, CFIN 2024-1 Issuer LLC (“SPV 2 Issuer”) entered into an Indenture with UMB Bank, National Association as Indenture Trustee and Paying Agent, in connection with the issuance of Mortgage-Backed Notes, Series 2024-1 (the “Notes”). The Notes were issued to institutional investors, including J.P. Morgan Investment Management Inc., in its capacity as noteholder representative, to provide financing for the Fund’s mortgage-related investments.

The Class A Notes were issued with an initial principal balance of $125,000,000 and bear interest at a rate of 6.50% per annum, subject to step-up provisions based on the duration of the Notes and the occurrence of an event of default. The revolving period extends for two years from issuance, after which the Notes begin amortizing according to the Indenture’s payment waterfall.

The Notes are secured by a funding base, which consists of mortgage loans.

A Reserve Account, maintained with UMB Bank, National Association, holds liquidity reserves to support interest and principal payments to noteholders. As of December 31, 2025, the total outstanding balance of the Notes was $125,000,000, with collateral pledged to the Indenture Trustee totaling $153,400,671.

The Notes are structured as senior secured obligations of SPV 2 Issuer, which operates as a bankruptcy-remote SPV and is consolidated into the Fund’s financial statements. For the year ended December 31, 2025 interest incurred totaled $8,783,659.

13. Risk factors

LIMITED OPERATING HISTORY.    The Fund is a newly organized, non-diversified, closed-end management investment company that has limited operating history. Due to the uncertainty in all investments, there can be no assurance that the Fund will succeed in meeting its investment objectives. The Fund may not grow or maintain an economically viable size, which may result in increased Fund expenses or a determination by the Board to liquidate the Fund.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
13. Risk factors – (Continued)

REPURCHASE OFFERS; LIMITED LIQUIDITY.    Although the Fund intends to implement a quarterly Share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares he or she desires to sell. Accordingly, the Fund should be considered an illiquid investment.

NON-DIVERSIFIED STATUS.    The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

SOURCING INVESTMENT OPPORTUNITIES RISK.    The Investment Manager may not be able to locate a sufficient number of suitable investment opportunities or finalize investments at a pace that allows the Fund to fully implement its investment strategy. Therefore, the Fund’s operations will likely be materially adversely affected to the extent the Fund’s capital is not fully deployed.

MORTGAGE LOAN RISK.    The Fund will invest in commercial mortgage loans, which are subject to risks of delinquency, foreclosure, and risk of loss. In the event of a commercial borrower’s default, the Fund’s profitability will suffer a material adverse effect to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan. The Investment Manager conducts ongoing monitoring of borrower and collateral performance and may increase oversight if indicators of stress emerge (including payment delays or other adverse developments). These efforts may not prevent delinquencies or losses.

MORTGAGE PARTICIPATION RISK.    The Fund’s investments in commercial real estate loans will include holding a participation interest in such loans. The Fund generally will not have a right to enforce the borrower’s compliance with the terms of any loan agreement, so any such enforcement would require cooperation of other participation interests’ holders in the same underlying loan. The inability to enforce borrower’s compliance could have a material adverse effect on the Fund’s profitability.

MEZZANINE DEBT.    Mezzanine investments share all of the risks of other high yield securities and are subject to greater risk of loss of principal and interest than higher-rated securities. High yield securities are below investment grade debt securities and are commonly referred to as “junk bonds.” They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of those securities may tend to fluctuate more than those for higher-rated securities.

FIXED INCOME SECURITIES RISK.    A rise in interest rates typically causes bond prices to fall. The longer the duration of bonds held by the Fund, the more sensitive it will likely be to interest fluctuations.

SECURED OVERNIGHT FINANCING RATE (“SOFR”) RISK.    SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Inter-Bank Offered Rate (“LIBOR”), so there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR.

DEPENDENCE ON KEY PERSONNEL RISK.    The Fund’s performance may depend on the Investment Manager’s ability to attract and retain certain key personnel in providing services with respect to the Fund’s investments, as well as such key personnel’s performance in selecting securities or investment techniques for the Fund’s portfolio.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
13. Risk factors – (Continued)

SECURED DEBT.    Although secured debt in most circumstances is fully collateralized by the borrower’s assets and holds a senior position in the borrower’s capital structure, there is a risk that the collateral may decrease in value over time, and may be difficult to apprise or sell in a timely manner. Therefore, the Fund’s ability to fully collect on the investment in the event of a default, is not guaranteed.

SECOND LIEN AND SUBORDINATED LOANS.    The Fund may invest in secured subordinated loans, which rank below senior secured loans in the priority of collateral claims. Consequently, such loans involve a higher degree of overall risk than senior loans of the same borrower due to the possible unsecured or partially secured status. Further, certain actions to enforce the Fund’s rights with respect to the collateral will be subject to senior loan holder’s directions.

DEFAULT RISK.    The ability of the Fund to generate income through its loan investments is dependent upon payments being made by the borrower underlying such loan investments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

ILLIQUID PORTFOLIO INVESTMENTS.    The Fund’s investments may include loans that are not registered under the Securities Act, and are not listed on any securities exchange, and lack a reliable secondary market. As such, these investments should be considered illiquid. The Fund’s overall returns may be adversely affected by the illiquid status of such investments.

LENDER LIABILITY CONSIDERATIONS AND EQUITABLE SUBORDINATION.    The Fund may be subject to allegations of lender liability due to alleged duty violations (e.g. good faith, commercial reasonableness and fair dealing). In addition, under “equitable subordination,” a court may elect to subordinate the Fund’s claim as a lender, to the claims of other creditors, under certain common law principles.

VALUATION RISK.    Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for many of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect shareholders whose Shares are repurchased as well as new shareholders and remaining shareholders.

REAL ESTATE INDUSTRY CONCENTRATION.    The Fund will concentrate (i.e., invest more than 25% of its assets) its investments in securities of real estate industry issuers. As such, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2025
13. Risk factors – (Continued)

CONFLICTS OF INTEREST.    The Fund may be subject to a number of actual and potential conflicts of interest, resulting from the use of leverage, the Investment Manager’s other financial advisory activities that are similar to (or different than) those of the Fund, and personal trading of the directors, partners, trustees, managers, members, officers and employees of the Investment Manager and its affiliates.

CASH CONCENTRATION RISK.    The Fund may hold varying concentrations of cash and cash equivalents periodically which may consist primarily of cash, deposits in money market accounts and other short-term investments which are readily convertible into cash and have an original maturity of three months or less. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations.

REVERSE REPURCHASE AGREEMENTS RISK.    Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at a mutually agreed upon date and price (including interest). Reverse repurchase agreements involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the NAV of the Fund’s outstanding Shares will decline in value proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

14. Subsequent events

Management of the Fund has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Subsequent to year end, on January 5, 2026, Shunen, LLC, a wholly-owned subsidiary of the Fund, acquired title to two real properties located in California through foreclosure sales conducted by auction related to certain loan investments. The Fund expects to classify these properties as real estate owned (“REO”) and to record them in accordance with the Fund’s valuation procedures.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Report of Independent Registered Public Accounting Firm December 31, 2025

Board of Trustees and Shareholders

Redwood Private Real Estate Debt Fund

Opinion on the financial statements

We have audited the accompanying consolidated statement of assets and liabilities of Redwood Private Real Estate Debt Fund and subsidiaries (the “Fund”), including the consolidated schedule of investments, as of December 31, 2025, the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively referred to as the “consolidated financial statements”), and the consolidated financial highlights for each of the two years in the period then ended, and for the period from June 26, 2023 (commencement of operations) through December 31, 2023. In our opinion, the consolidated financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations and its cash flows for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and for the period from June 26, 2023 (commencement of operations) through December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These consolidated financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31 2025, by correspondence with the custodian and loan servicers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ GRANT THORNTON LLP

We have served as the Fund’s auditor since 2023.

Chicago, Illinois

February 27, 2026

REDWOOD PRIVATE REAL ESTATE DEBT FUND Other Information December 31, 2025 (Unaudited)

Proxy Voting Record

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund c/o UMB Fund Services, by telephone at 1-888-988-9882 or (ii) by visiting the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 988-9882 or on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available, without charge and upon request, on the SEC’s website at www.sec.gov.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Fund Management December 31, 2025 (Unaudited)
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR*	OTHER DIRECTORSHIPS HELD BY TRUSTEES
J. Michael Fields Year of Birth: 1973 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Independent Consultant, (June 2023 – present); Chief Operating Officer, The Strategic Group (2017 – May 2023)	5

Independent Board Member, Constitution Capital Access Fund, LLC (2022 – Present); Constitution Capital Evergreen Partnership Fund, LLC (2025 – Present); Sound Point Alternative Income Fund, (2025 – Present); Tap US Private Equity Fund of Funds (2025 – Present); RoboStrategy Inc. (2025 – Present)

Stephen A. Mace Year of Birth: 1957 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Special General Counsel, American Life Financial Partners, LLC (a Delaware insurance holding company), and its subsidiaries (2020 – present) President, Admiralty Advisors, LLC (2020 – Present); President, ACR Alpine Capital Research, LLC (an SEC-registered investment adviser) (2016 – 2020)	5	None
Stacy Roode Year of Birth: 1968 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Senior Vice President, Fidelity Investments (2018 – 2020); Global Transfer Agent Manager, Shareholder Services Inc. (financial services firm) (2009 – 2018); President, Oppenheimer Funds (financial services firm) (1992 – 2018)	5	Independent Board of Trustee, XD Fund Trust (2023 – Present)

REDWOOD PRIVATE REAL ESTATE DEBT FUND Fund Management (Continued) December 31, 2025 (Unaudited)
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR*	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Amy Small** Year of Birth: 1982 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Executive Vice President, Executive Director — Institutional Custody Business Line, Director of Institutional Banking Operations, UMB Bank, n.a; (2018 – present); Director of Finance (2016 – 2018), Director of Financial Control, Operations, and Business Development, DST Systems, Inc. (2000 – 2018)	5	None
Michael T. Messinger Year of Birth: 1978 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	President	Since Inception	Founding Partner & Money Manager, Redwood Investment Management, LLC (2010 – present)	N/A	N/A
Ann Maurer Year of Birth: 1972 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since Inception

Senior Vice President, Client Services (2017 – Present); Vice President, Senior Client Service Manager (2013 – 2017); Assistant Vice President, Client Relations Manager (2002 – 2013), each with UMB Fund Services, Inc.

				N/A	N/A
Richard M. Duff Year of Birth: 1966 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since Inception	Managing Partner & Portfolio Manager & Money Manager, Redwood Investment Management, LLC (2015 – present)	N/A	N/A

REDWOOD PRIVATE REAL ESTATE DEBT FUND Fund Management (Continued) December 31, 2025 (Unaudited)
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR*	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Amy E. Siefer Year of Birth: 1977 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since June 2024	Director of Fund CCO Services, PINE Advisor Solutions (2024 – present); Vice President, Citi Fund Services Ohio, Inc. (2015 – 2024).	N/A	N/A

____________

*       The fund complex consists of the Fund, Pursuit Asset-Based Income Fund, Megacorn Fund, CIBC Private Lending Strategies, and the Callodine Specialty Income Fund.

**      Ms. Small is deemed an Interested Trustee because of her affiliation with the Fund’s Custodian

REDWOOD PRIVATE REAL ESTATE DEBT FUND Privacy Notice (Unaudited)

The Redwood Private Real Estate Debt Fund (the “Fund”, “we”, “our”, “us”) respects your right to privacy. We are committed to maintaining the confidentiality and integrity of nonpublic personal information. We want our investors and prospective investors to understand what information we collect and how we use it. “Nonpublic personal information” is defined as personally identifiable information about you. We do not sell your personal information, and we do not disclose it to anyone except as permitted or required by law or as described in this notice.

CONFIDENTIALITY & SECURITY

We take our responsibility to protect the privacy and confidentiality of investors’ and prospective investors’ information very seriously. We maintain appropriate physical, electronic, and procedural safeguards to guard nonpublic personal information. Our network is protected by firewall barriers, encryption techniques, and authentication procedures, among other safeguards, to maintain the security of your information. We provide this Privacy Notice to investors at the start of new relationships and annually after that. We continue to adhere to the practices described herein after investors’ accounts close. Furthermore, vendors with access to nonpublic personal information undergo an annual due diligence verification process to ensure their informational safeguards adhere to our strict standards.

WHY WE COLLECT YOUR INFORMATION

The Redwood Private Real Estate Debt Fund gathers information about our investors and their accounts to (1) know investors’ identities and thereby prevent unauthorized access to confidential information; (2) design and improve the products and services we offer to investors; and (3) comply with the laws and regulations that govern us.

HOW WE PROTECT YOUR INFORMATION

To fulfill our privacy commitment for prospective, current, and former investors, the Redwood Private Real Estate Debt Fund has safeguards in place to protect nonpublic personal information. Safeguards include, but are not limited to:

•        Policies and procedures to protect your nonpublic information and comply with federal and state regulations; and

•        Contractual agreements with third-party service providers to protect your nonpublic personal information.

INFORMATION WE COLLECT

The Redwood Private Real Estate Debt Fund is required by industry guidelines to obtain personal information about you in providing investment management services to you. We use this information to manage your account, direct your financial transactions, and provide you with valuable information about the assets we manage for you. We gather information from documents you provide to us, forms that you complete, and personal interviews. This information may include:

•        Your name, address, and social security number;

•        Proprietary information regarding your beneficiaries;

•      Information regarding your earned wages and other sources of income;

REDWOOD PRIVATE REAL ESTATE DEBT FUND Privacy Notice (Unaudited) (Continued)

•      The composition and value of your managed portfolio;

•        Historical information we receive and maintain relating to transactions made on your behalf by the Redwood Private Real Estate Debt Fund, your custodian, or others;

•        Information we receive from your institutional financial advisor, investment consultant, or other financial institutions with whom the Redwood Private Real Estate Debt Fund has a relationship and/or with whom you may be authorized us to gather and maintain such information.

SHARING INFORMATION WITH NON-AFFILIATED THIRD PARTIES

We only disclose nonpublic investor information to non-affiliated third parties (e.g. investor’s custodian or broker) without prior investor consent when we believe it necessary to conduct our business or as required or permitted by law such as:

•        If you request or authorize the disclosure of the information;

•        To provide investor account services or account maintenance;

•        To respond to regulatory authorities, a subpoena or court order, judicial process, or law enforcement;

•        To perform services for the Fund, or on its behalf, to maintain business operations and services;

•        To help us to prevent fraud;

•        With attorneys, accountants, and auditors of the Fund;

•        To comply with federal, state, or local laws, rules, and other applicable legal requirements.

We do not sell your information and do not make any disclosure of investor nonpublic personal information to other companies who may want to sell their products or services to you.

OPT-OUT NOTICE

If, at any time in the future, it is necessary to disclose any investor personal information in a way that is inconsistent with this notice, the Redwood Private Real Estate Debt Fund will provide you with proper advanced notice of the proposed disclosure so that you will have the opportunity to either opt-in or opt-out of such disclosure, as required by applicable law.

If you have any questions about this Privacy Notice, please contact the Redwood Private Real Estate Debt Fund at 888-988-9882

Investment Manager Redwood Investment Management, LLC 4110 N. Scottsdale Rd, Suite 125 Scottsdale, AZ 85251	Transfer Agent/Administrator UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212
Custodian Bank UMB Bank, N.A. 1010 Grand Boulevard Kansas City, MO 64106	Distributor Distribution Services, LLC 190 Middle Street, Suite 301 Portland, ME 04101
Independent Registered Public Accounting Firm Grant Thornton LLP 171 N. Clark Street, Suite 200 Chicago, IL 60601	Fund Counsel Faegre Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103-6996

(b) There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, (the “1940 Act”) that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2.  Code of Ethics.

The Redwood Private Real Estate Debt Fund (the “Registrant”) has a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. During the period covered by this report, there were no material amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code. The Code is included as Exhibit 19(a)(1).

Item 3.  Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees (the “Board”) has determined that J. Michael Fields and Stephen Mace are qualified to serve as the audit committee financial experts serving on its audit committee (the "Audit Committee") and that they are “independent,” as defined by Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees.

The aggregate fees for professional services by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements during the fiscal year ended December 31, 2025 and December 31, 2024 were as follows:

Fiscal year ended December 31, 2025:	$252,250
Fiscal year ended December 31, 2024:	$203,700

(b) Audit-Related Fees. These are fees by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements that are not reported under “Audit Fees.”

Fiscal year ended December 31, 2025:	$0
Fiscal year ended December 31, 2024:	$0

(c) Tax Fees. These are fees billed for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning.

Fiscal year ended December 31, 2025:	$0
Fiscal year ended December 31, 2024:	$0

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(d) All Other Fees. These are aggregate fees billed for the period for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

Fiscal year ended December 31, 2025:	$0
Fiscal year ended December 31, 2024:	$0

(e) Audit Committee’s pre-approval policies and procedures.

(1)       The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2)       The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended December 31, 2025 that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the year ended December 31, 2025, of the Registrant was $0.

(h) The Registrant's Audit Committee of the Board has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

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Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Proxy Voting Policy and Procedures:

The Redwood Private Real Estate Debt Fund (the “Fund”) has adopted the following Proxy Voting Policy and Procedures (the “Fund’s Policy”), as set forth below, in recognition of the fact that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to advance the best interests of the Fund’s shareholders.

Shareholders of the Fund expect the Fund to vote proxies received from issuers whose voting securities are held by the Fund. The Fund exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Fund and its shareholder’s investments. Redwood Investment Management, LLC (the “Adviser”) will seek to ensure that proxies are voted in the best interests of the Fund and its shareholders except where the Fund may be required by law to vote proxies in the same proportion as the vote of all other shareholders (i.e., “echo vote”).

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Delegation of Proxy Voting to the Adviser

The Adviser shall vote all proxies relating to securities held by the Fund and, in that connection subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures (“Proxy Policy”) adopted by the Adviser conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).

Disclosure of Proxy Voting Policy and Procedure in the Fund’s Statement of Additional Information (“SAI”) and Annual Report to Shareholders

The Fund shall include in the annual report to shareholders on Form N-CSR filed with the Securities and Exchange Commission (“SEC”) a summary of the Proxy Policies and Procedures used to determine how proxies are voted relating to securities in the portfolio. In lieu of including a summary of policy, the Fund may include the policies and procedures in full.

Material Conflicts of Interest

If (i) the Adviser knows that a vote presents a material conflict between the interests of: (a) shareholders of the Fund, and (b) the Adviser or any of its affiliated persons; and (ii) the Adviser proposes to vote on the particular issue in the manner not prescribed by its Proxy Policy, then the Adviser will follow the material conflict of interest procedures set forth in the Adviser’s Proxy Policy when voting such proxies.

Adviser and Fund CCO Responsibilities

The Fund has delegated proxy voting authority with respect to the Fund’s portfolio securities to the Adviser, as set forth above. Consistent with this delegation, the Adviser is responsible for the following:

●	The Adviser must implement written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the voting of portfolio securities is in the best interest of shareholders of the Fund.

●	At least annually, the Adviser will provide a summary of the material changes made to their Proxy Policies. These changes, and a redlined copy of such Proxy Policies, as applicable, shall be provided to the Board and to the Fund CCO.

●	At least annually, the Adviser will present to the Board a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser involving a conflict of interest.

●	The Adviser CCO shall review all Proxy Policies at least annually to ensure that they are in compliance with Rule 206(4)-6 under the Advisers Act and confirm that it appears reasonably designed to ensure that the Adviser votes portfolio securities in the best interest of shareholders of the Funds owning the portfolio securities voted.

●	Quarterly, the Fund CCO will request confirmation from the Adviser that any proxy votes for the Fund were handled in compliance with the Proxy Policies.

Review Responsibilities

The Adviser may retain a proxy-voting service to coordinate, collect, and maintain all proxy-related information.

If the Adviser retains a third-party proxy-voting service, the Adviser will inquire with the service provider, to confirm, at least annually, that any proxy votes for the Fund were voted in compliance with the Proxy Policies.

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Preparation and Filing of Proxy Voting Record on Form N-PX

The Fund will file its complete proxy voting record with the SEC on Form N-PX annually by August 31 of each year.

The Fund’s Administrator will be responsible for the oversight and completion of the filing of Form N-PX with the SEC.

The Fund’s Administrator will file Form N-PX for each twelve-month period ended June 30, and the filing for each year will be made with the SEC on or before August 31 of that year.

The Fund shall make available to shareholders, on its website and upon request, the record of how the Fund voted proxies relating to portfolio securities held by the Fund.

Recordkeeping

Documentation of all votes for the Fund will be maintained by the Adviser and may be retained through a third-party proxy voting service, if applicable.

Adopted: 4/14/2023

Updated: 12/9/2024

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) and Description of Role of Portfolio Manager(s)

All information included in this item is as of December 31, 2025, unless otherwise noted. As of December 31, 2025, Michael T. Messinger, Michael T. Cheung, and Richard M. Duff serve as the portfolio managers (the “Portfolio Managers”) for, and are primarily responsible for the day-to-day portfolio management of the Registrant. Each of Messrs. Messinger, Cheung and Duff has served as a Portfolio Manager of the Fund since the Fund's inception.

Michael T. Messinger

Mr. Messinger is a Portfolio Manager and Managing Partner at Redwood with eighteen years of experience in financial services. Mr. Messinger is responsible for overseeing the development, implementation, and live risk management of Redwood’s investment strategies. Prior to launching Redwood in 2010, he served as a Regional Vice President for RiverSource Investments (now known as Columbia Management) from 2007 to 2010. Mr. Messinger also worked as a marketer with ING’s investment management and insurance divisions from 2003 to 2007. Mr. Messinger began his career with UBS Wealth Management in 2000. Mr. Messinger holds a Bachelor’s degree in Finance from the University of Arizona.

Michael T. Cheung

Mr. Cheung is a Portfolio Manager and Managing Partner at Redwood. He has been with Redwood since 2013 and conducts research and macro analysis on current and prospective investments. His primary focus is on research, development, and testing of systematic investment strategies. He is also responsible for proprietary research software design and development, having experience working with a variety of programming languages and database structures. Mr. Cheung brings several years of quantitative investing experience, previously positioned as a head trader at a proprietary equity trading desk, responsible for overseeing both automated and discretionary trading systems. Prior to joining Redwood, Mr. Cheung was a quantitative trader at Coastal Trade Securities, LLC from 2010 to 2012 and at Agoge Capital, LLC from 2012 to 2013. Mr. Cheung studied quantitative economics and mathematics at the University of California, Irvine.

Richard M. Duff

Mr. Duff is a Portfolio Manager and Managing Partner of Redwood Investment Management, responsible for overseeing Redwood’s investment solutions from initial ideation to final implementation. Mr. Duff has been with Redwood since 2015. Mr. Duff began his career in 1994 as a member of the equity portfolio management committee at Pacific Income Advisers, that used a proprietary quantitative screening process combined with a team based qualitative overlay to manage U.S. core equity portfolios. Later he was a Managing Director at BlackRock, where he was Co-Head of the Private Client Group and a member of the Equity Operating Committee. Under his leadership, BlackRock launched its first quantitative factor-based suite of equity focused closed end funds. Immediately prior to joining Redwood, Mr. Duff was a partner and member of the investment committee at OMT Capital Management from 2010 to 2015, the general partner for Hawthorne Capital Partners, a long-short equity hedge fund focused on small cap U.S. equities. Mr. Duff received his Bachelor’s degree from the University of California, Berkeley, and received his Juris Doctorate from University of San Francisco, School of Law.

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(a)(2) Other Accounts Managed by Portfolio Manager and Potential Conflicts of Interest

The table below includes details about the type, number, and assets under management for the various types of other accounts, managed by the Portfolio Managers and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts. The information is as of December 31, 2025.

 Michael T. Messinger

Account Type	Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Account Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	8	$1,040	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	5,581	$1,087	0	0

Richard M. Duff

Account Type	Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Account Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	5	$822	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	5,581	$1,087	0	0

Michael T. Cheung

Account Type	Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Account Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	8	$1,040	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	5,581	$1,087	0	0

Conflicts of Interest: The Adviser is controlled by Michael T. Messinger. Many of the Adviser’s clients participate in investment programs that have investment objectives, policies and strategies that are substantially similar to the Fund. Other clients of the Adviser may have differing investment programs, objectives, policies and strategies. In general, when a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fees it receives from the Fund, or the Adviser could receive performance-based fees on certain accounts. The procedures to address conflicts of interest, if any, are described below.

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The Adviser attempts to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. From time to time, a portfolio manager may recommend or cause a client to invest in a security or other instrument in which another client of the Adviser has an ownership position. The Adviser has adopted certain procedures intended to treat all client accounts in a fair and equitable manner. To the extent that a portfolio manager seeks to purchase or sell the same security or other instrument for multiple client accounts, the Adviser may aggregate, or bunch, these orders where a portfolio manager deems this to be appropriate and consistent with applicable regulatory requirements. When a bunched order is filled in its entirety, each participating client account will participate at the average share prices for the bunched order. When a bunched order is only partially filled, the securities or other instruments purchased will be allocated on a pro-rata basis to each account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions. Each participating account will receive the average share price for the bunched order on the same business day.

(a)(3) Compensation Structure of Portfolio Manager

As of December 31, 2025, due to Mr. Messinger’s, Mr. Duff’s and Mr. Cheung’s ownership interest in the Adviser, they may receive compensation through their ownership interest to the extent that the Adviser distributes any profits or the value of ownership interests increase. Messrs. Messinger, Cheung and Duff receive a salary and a discretionary bonus based on the Fund and Redwood performance.

(a)(4) Disclosure of Securities Ownership

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Funds as of December 31, 2025.

Name of Portfolio Manager	Redwood Private Real Estate Debt Fund
Michael Messinger	Over $1,000,000
Michael Cheung	$0
Richard Duff	$0

(b) Not applicable

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 15.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

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Item 16.  Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Fund has not engaged in Security Lending Activities.

Item 18.  Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.  Exhibits.

(a) (1)	Code of Ethics. Filed herewith.

(a) (2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed.

Not applicable.

(a) (3)	Certifications required pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(a) (5)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Redwood Private Real Estate Debt Fund

/s/ Michael T. Messinger
By: Michael T. Messinger
President & Principal Executive Officer
March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael T. Messinger
By: Michael T. Messinger
President & Principal Executive Officer
March 9, 2026

/s/ Richard M. Duff
By: Richard M. Duff
Treasurer & Principal Financial Officer
March 9, 2026

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